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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making an annual filing for three of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, for the year ended May 31, 2009. These series have May 31 fiscal year end.

Date of reporting period: May 31, 2009

Item 1 - Reports to Stockholders.

Evergreen Market Index Funds

Evergreen

MARKET INDEX FUNDS

Annual Report
as of May 31, 2009

Evergreen Investments℠
MUTUAL FUNDS

This annual report must be preceded or accompanied by a prospectus of the Evergreen funds contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, each fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of each fund’s proxy voting policies and procedures, as well as information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. Each fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2009

Dear Shareholder,

We are pleased to provide the Annual Report for the Evergreen Market Index Funds for the twelve-month period ended May 31, 2009 (the “period”).

The year 2008 saw home prices fall and job losses persist, as economic conditions deteriorated due to the credit crisis. The crisis reached a crucial point in September 2008, when federal officials allowed for the fall of Lehman Brothers, which history will likely judge as a colossal policy failure. Indeed, the collateral damage from this event led to further collapse. Previously venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze. Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis.

In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation during the period, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows with international and small cap stocks leading the gains. However, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations, we suspect data over the next several months may be simply “less bad,” but not great.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve Board, U.S. Treasury, Federal Deposit Insurance Corporation and Federal Housing Administration have allocated more than $11 trillion to combat the crisis. Perhaps most important, the Public-Private Investment Program (“PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

During the period, the portfolio manager of Evergreen’s market index funds maintained a strict investment discipline to generate performance consistent with the underlying stock market indexes of each portfolio. Evergreen Market Index Fund is designed to reflect the results of the Standard & Poor’s 500 Index, a benchmark for the overall stock market. Evergreen Market Index Growth Fund is designed to reflect the performance of the Russell 1000 Growth Index, a standard for large cap growth stocks, while Evergreen Market Index Value Fund is intended to be in line with the Russell 1000 Value Index, which reflects the performance of large cap value stocks.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

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Market Index Fund

FUND AT A GLANCE

as of May 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002

Average annual return

1-year	-32.47%

5-year	-1.89%

Since portfolio inception	2.65%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Fund Class I shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investment Management Company, LLC. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

All data is as of May 31, 2009, and subject to change.

Evergreen Market Index Fund

PORTFOLIO MANAGER COMMENTARY

The fund’s Class I shares returned -32.47% for the twelve-month period ended May 31, 2009. During the same period, the S&P 500 returned -32.57%.

The fund’s objective is to seek investment results that achieve price and yield performance similar to the S&P 500 Index.

Investment process

The domestic stock market produced sharply negative overall returns during the fiscal year ended May 31, 2009. Some of these losses, however, were tempered by the end of the period, as domestic markets enjoyed a rebound.

The fund’s objective is to replicate the performance of the S&P 500 Index (before fees and expenses). The portfolio management team uses an investment process designed to control trading and implementation costs and reduce tracking error as much as possible. As a result, the fund’s performance should closely align with that of the index. Periodic rebalancing takes place in order to reflect the frequently changing constituents of the index.

Contributors to performance

The composition of the benchmark as measured by market capitalization was led by Information Technology, Health Care and Energy—contrasting with last year’s top spot, which belonged to Financials. Not surprisingly given market conditions, stocks in defensive sectors such as Health Care and Consumer Staples generated the least negative returns for the period. Given their collectively small weight in the fund, Telecommunications Services, Materials and Utilities companies detracted the least from performance, with individual stocks such as Qwest Communications, Embarq, Newmont Mining, Rohm & Haas, FPL Group and EQT generating gains. Rohm & Haas, specifically, generated a positive return as a result of its acquisition by Dow Chemical Company. Absent group classifications, the top contributors on a relative basis included names such as Schering Plough and Wyeth from Health Care and Anheuser-Busch from Consumer Staples. Overall, performance on an absolute basis included Life Technologies and Barr Pharmaceuticals.

Detractors from performance

Sector detractors from performance included Financials, Energy and Industrials. Financials, which lost almost one-half of its market value, suffered under constrained capital markets, causing several companies to file for bankruptcy or be partly nationalized. Top individual detractors in the group included Bank of America, Citigroup, AIG and Merrill Lynch, while companies with smaller capitalizations such as Washington Mutual, Lehman Brothers and General Growth Properties suffered the worst declines on a percentage basis. Within Energy, heavyweight Exxon Mobil detracted the most on a relative basis, followed by Conoco Phillips. General Electric and Caterpillar from Industrials also dragged down performance. On an individual basis, General Electric, Bank of America and Citigroup, as previously mentioned, were the top detractors, while the worst performers on an absolute basis, also previously mentioned, included Washington Mutual and Lehman Brothers.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties, and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

Market Index Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2008	05/31/2009	Period*

Actual
Class I	$1,000.00	$1,041.52	$0.10
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.83	$0.10

*	Expenses are equal to the Fund’s annualized expense ratio (0.02% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

Market Index Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Year Ended May 31,

	2009	2008	2007	2006	2005

Net asset value, beginning of period	$13.11	$14.48	$14.50	$13.81	$12.97

Income from investment operations
Net investment income (loss)	0.23 [1]	0.28 [1]	0.27 [1]	0.27 [1]	0.30
Net realized and unrealized gains or losses on investments	(4.59)	(1.24)	2.76	0.91	0.76

Total from investment operations	(4.36)	(0.96)	3.03	1.18	1.06

Distributions to shareholders from
Net investment income	(0.29)	(0.23)	(0.30)	(0.32)	(0.20)
Net realized gains	(1.31)	(0.18)	(2.75)	(0.17)	(0.02)

Total distributions to shareholders	(1.60)	(0.41)	(3.05)	(0.49)	(0.22)

Net asset value, end of period	$7.15	$13.11	$14.48	$14.50	$13.81

Total return	(32.47)%	(6.71)%	22.78%	8.56%	8.24%

Ratios and supplemental data
Net assets, end of period (thousands)	$237,129	$351,138	$558,366	$406,581	$722,863
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.02%	0.03%	0.03%	0.03%	0.03%
Expenses excluding waivers/reimbursements and expense reductions	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income (loss)	2.74%	2.01%	1.93%	1.90%	2.08%
Portfolio turnover rate	3%	7%	5%	6%	6%

1	Net investment income (loss) per share is based on average shares outstanding during the period.

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Fund

May 31, 2009

	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 8.8%
Auto Components 0.2%
Goodyear Tire & Rubber Co. *	7,033	$80,528
Johnson Controls, Inc.	17,317	345,128

		425,656

Automobiles 0.3%
Ford Motor Co. *	92,201	530,156
General Motors Corp.	17,791	13,343
Harley-Davidson, Inc.	6,807	115,515

		659,014

Distributors 0.1%
Genuine Parts Co.	4,647	155,581

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	3,115	184,097
H&R Block, Inc.	9,899	144,525

		328,622

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	12,757	324,538
Darden Restaurants, Inc.	3,992	144,391
International Game Technology	8,609	149,452
Marriott International, Inc., Class A	8,564	200,055
McDonald’s Corp.	32,453	1,914,402
Starbucks Corp. *	21,408	308,061
Starwood Hotels & Resorts Worldwide, Inc.	5,317	130,107
Wyndham Worldwide Corp.	5,173	60,990
Wynn Resorts, Ltd. *	1,949	72,230
Yum! Brands, Inc.	13,403	464,146

		3,768,372

Household Durables 0.4%
Black & Decker Corp.	1,752	56,187
Centex Corp.	3,624	30,550
D.R. Horton, Inc.	8,031	73,966
Fortune Brands, Inc.	4,376	153,204
Harman International Industries, Inc.	1,707	31,818
KB Home	2,194	32,910
Leggett & Platt, Inc.	4,571	67,102
Lennar Corp., Class A	4,117	39,153
Newell Rubbermaid, Inc.	8,078	92,978
Pulte Homes, Inc.	6,255	55,044
Snap-On, Inc.	1,675	52,176
Stanley Works	2,299	82,074
Whirlpool Corp.	2,143	90,306

		857,468

Internet & Catalog Retail 0.3%
Amazon.com, Inc. *	9,367	730,532
Expedia, Inc. *	6,113	105,816

		836,348

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2009

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	7,816	20,400
Hasbro, Inc.	3,612	91,781
Mattel, Inc.	10,446	163,062

		275,243

Media 2.5%
CBS Corp., Class B	19,790	146,050
Comcast Corp., Class A	83,948	1,155,964
DIRECTV Group, Inc. *	15,416	346,860
Gannett Co., Inc.	6,656	31,749
Interpublic Group of Cos. *	13,884	72,752
McGraw-Hill Cos.	9,163	275,715
Meredith Corp.	1,049	28,281
New York Times Co., Class A	3,398	22,427
News Corp., Class A	67,031	655,563
Omnicom Group, Inc.	9,061	276,360
Scripps Networks Interactive, Inc., Class A	2,627	72,873
Time Warner Cable, Inc.	10,267	316,121
Time Warner, Inc.	34,852	816,234
Viacom, Inc., Class B *	17,669	391,722
Walt Disney Co.	54,098	1,310,254
Washington Post Co., Class B	175	63,000

		5,981,925

Multiline Retail 0.8%
Big Lots, Inc. *	2,393	55,063
Family Dollar Stores, Inc.	4,077	123,411
J.C. Penney Co., Inc.	6,475	168,933
Kohl’s Corp. *	8,880	377,133
Macy’s, Inc.	12,256	143,150
Nordstrom, Inc.	4,645	91,460
Sears Holdings Corp. *	1,600	90,960
Target Corp.	21,938	862,163

		1,912,273

Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	2,537	76,389
AutoNation, Inc. *	3,144	49,927
AutoZone, Inc. *	1,105	168,126
Bed Bath & Beyond, Inc. *	7,569	212,765
Best Buy Co., Inc.	9,880	346,788
GameStop Corp., Class A *	4,773	119,086
Gap, Inc.	13,588	242,546
Home Depot, Inc.	49,409	1,144,312
Limited Brands, Inc.	7,885	98,641
Lowe’s Cos.	42,713	811,974
O’Reilly Automotive, Inc. *	3,933	141,785
Office Depot, Inc. *	8,009	37,322
RadioShack Corp.	3,645	48,989
Sherwin-Williams Co.	2,869	151,483
Staples, Inc.	20,790	425,155
Tiffany & Co.	3,588	101,792
TJX Cos.	12,133	358,045

		4,535,125

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2009

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *	9,356	245,782
Nike, Inc., Class B	11,286	643,866
Polo Ralph Lauren Corp.	1,646	88,588
VF Corp. *	2,568	145,914

		1,124,150

CONSUMER STAPLES 11.9%
Beverages 2.6%
Brown-Forman Corp., Class B	2,858	125,323
Coca-Cola Co.	58,011	2,851,821
Coca-Cola Enterprises, Inc.	9,241	153,955
Constellation Brands, Inc., Class A *	5,675	65,603
Dr. Pepper Snapple Group, Inc. *	7,393	160,650
Molson Coors Brewing Co., Class B	4,367	192,104
Pepsi Bottling Group, Inc.	3,946	129,666
PepsiCo, Inc.	45,354	2,360,676

		6,039,798

Food & Staples Retailing 3.1%
Costco Wholesale Corp.	12,626	612,613
CVS Caremark Corp.	42,417	1,264,027
Kroger Co.	19,014	433,519
Safeway, Inc. *	12,499	253,230
SUPERVALU, Inc.	6,171	102,439
Sysco Corp.	17,171	411,417
Wal-Mart Stores, Inc.	65,158	3,240,959
Walgreen Co.	28,756	856,641
Whole Foods Market, Inc.	4,092	77,216

		7,252,061

Food Products 1.7%
Archer Daniels Midland Co. *	18,706	514,789
Campbell Soup Co.	5,969	165,461
ConAgra Foods, Inc.	13,030	242,228
Dean Foods Co. *	5,154	96,895
General Mills, Inc.	9,554	488,974
H.J. Heinz Co.	9,169	335,402
Hershey Co.	4,829	170,077
Hormel Foods Corp.	2,035	70,696
J.M. Smucker Co.	3,451	138,937
Kellogg Co.	7,346	317,715
Kraft Foods, Inc., Class A	42,821	1,118,056
McCormick & Co., Inc.	3,792	115,732
Sara Lee Corp.	20,270	182,227
Tyson Foods, Inc., Class A	8,810	117,349

		4,074,538

Household Products 2.6%
Clorox Co.	4,051	212,434
Colgate-Palmolive Co.	14,609	963,464
Kimberly-Clark Corp.	12,059	625,742
Procter & Gamble Co.	85,411	4,436,247

		6,237,887

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2009

Personal Products 0.2%
Avon Products, Inc.	12,425	330,008
Estee Lauder Cos., Class A	3,382	111,876

		441,884

Tobacco 1.7%
Altria Group, Inc.	60,213	1,029,040
Lorillard, Inc.	4,898	334,681
Philip Morris International, Inc.	58,400	2,490,176
Reynolds American, Inc.	4,926	196,892

		4,050,789

ENERGY 12.9%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	9,001	351,579
BJ Services Co.	8,511	133,112
Cameron International Corp. *	6,321	197,405
Diamond Offshore Drilling, Inc.	2,025	170,667
ENSCO International, Inc.	4,133	160,732
Halliburton Co.	26,146	599,528
Nabors Industries, Ltd. *	8,245	147,421
National Oilwell Varco, Inc. *	12,163	469,735
Rowan Companies, Inc.	3,293	67,375
Schlumberger, Ltd.	34,854	1,994,694
Smith International, Inc.	6,389	186,495

		4,478,743

Oil, Gas & Consumable Fuels 11.0%
Anadarko Petroleum Corp.	14,276	682,107
Apache Corp.	9,755	821,956
Cabot Oil & Gas Corp.	3,015	105,917
Chesapeake Energy Corp.	16,379	371,148
Chevron Corp.	58,417	3,894,661
ConocoPhillips	43,138	1,977,446
Consol Energy, Inc.	5,263	216,625
Denbury Resources, Inc. *	7,239	124,438
Devon Energy Corp.	12,933	817,883
El Paso Corp.	20,359	198,500
EOG Resources, Inc.	7,277	532,604
Exxon Mobil Corp.	144,010	9,987,093
Hess Corp.	8,269	550,633
Marathon Oil Corp.	20,619	657,334
Massey Energy Co.	2,491	57,019
Murphy Oil Corp.	5,559	328,037
Noble Energy, Inc.	5,039	299,720
Occidental Petroleum Corp.	23,614	1,584,736
Peabody Energy Corp.	7,792	264,772
Pioneer Natural Resources Co. *	3,369	94,736
Range Resources Corp.	4,552	208,527
Southwestern Energy Co. *	10,014	435,309
Spectra Energy Corp.	18,748	300,905
Sunoco, Inc.	3,406	103,645
Tesoro Corp.	4,032	68,302
Valero Energy Corp.	15,046	336,579
Williams Cos. *	16,880	283,246

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2009

XTO Energy, Inc.	16,893	722,514

		26,026,392

FINANCIALS 13.5%
Capital Markets 2.9%
Ameriprise Financial, Inc.	6,377	192,585
Bank of New York Mellon Corp.	33,484	930,186
Charles Schwab Corp.	27,318	480,797
E*TRADE Financial Corp. *	16,671	24,006
Federated Investors, Inc., Class B	2,593	64,903
Franklin Resources, Inc.	4,412	294,942
Goldman Sachs Group, Inc.	14,642	2,116,794
INVESCO, Ltd.	11,861	185,625
Janus Capital Group, Inc.	4,608	46,725
Legg Mason, Inc.	4,162	80,243
Morgan Stanley	35,568	1,078,422
Northern Trust Corp.	6,949	400,610
State Street Corp.	14,083	654,155
T. Rowe Price Group, Inc.	7,461	302,693

		6,852,686

Commercial Banks 2.7%
BB&T Corp.	18,485	414,434
Comerica, Inc.	4,407	95,544
Fifth Third Bancorp	16,826	116,099
First Horizon National Corp.	6,150	74,661
Huntington Bancshares, Inc.	11,715	45,923
KeyCorp	14,417	72,085
M&T Bank Corp.	2,383	119,865
Marshall & Ilsley Corp.	7,732	50,877
PNC Financial Services Group, Inc.	12,471	568,054
Regions Financial Corp.	31,900	133,661
SunTrust Banks, Inc.	10,395	136,902
U.S. Bancorp	55,199	1,059,821
Wells Fargo & Co. °	133,436	3,402,618
Zions Bancorp	3,361	45,978

		6,336,522

Consumer Finance 0.7%
American Express Co.	34,127	848,056
Capital One Financial Corp.	13,051	318,966
Discover Financial Services	14,031	134,136
MasterCard, Inc., Class A	2,111	372,233
SLM Corp. *	13,621	90,035

		1,763,426

Diversified Financial Services 3.6%
Bank of America Corp.	222,978	2,512,962
CIT Group, Inc.	11,330	43,394
Citigroup, Inc. *	159,589	593,671
CME Group, Inc., Class A	1,933	621,730
IntercontinentalExchange, Inc. *	2,117	228,192
JPMorgan Chase & Co.	109,514	4,041,067
Leucadia National Corp. *	5,282	110,288
Moody’s Corp.	5,552	152,069
NASDAQ OMX Group, Inc. *	4,002	84,482

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2009

NYSE Euronext	7,548	226,440

		8,614,295

Insurance 2.4%
AFLAC, Inc. *	13,624	483,652
Allstate Corp.	15,621	401,928
American International Group, Inc.	78,414	132,520
AON Corp.	7,972	286,992
Assurant, Inc.	3,432	81,098
Chubb Corp.	10,268	407,126
Cincinnati Financial Corp.	4,736	107,081
Genworth Financial, Inc., Class A	12,623	74,728
Hartford Financial Services Group, Inc.	9,478	135,914
Lincoln National Corp.	7,462	141,405
Loews Corp.	10,525	284,701
Marsh & McLennan Cos.	15,008	283,951
MBIA, Inc. *	4,988	32,173
MetLife, Inc.	23,841	750,991
Principal Financial Group, Inc.	9,040	200,688
Progressive Corp. *	19,721	318,100
Prudential Financial, Inc.	12,356	493,128
Torchmark Corp.	2,463	98,914
Travelers Companies, Inc.	17,045	693,050
Unum Group *	9,651	165,129
XL Capital, Ltd., Class A	9,973	100,927

		5,674,196

Real Estate Investment Trusts (REITs) 1.0%
Apartment Investment & Management Co., Class A	3,418	32,300
AvalonBay Communities, Inc.	2,324	142,879
Boston Properties, Inc.	3,534	170,763
Equity Residential	7,950	193,503
HCP, Inc.	7,925	184,098
Health Care REIT, Inc. *	3,227	110,525
Host Hotels & Resorts, Inc.	17,236	161,674
Kimco Realty Corp.	9,087	106,227
Plum Creek Timber Co., Inc. *	4,804	166,459
ProLogis	12,899	109,512
Public Storage, Inc.	3,655	243,460
Simon Property Group, Inc.	7,921	423,536
Ventas, Inc.	4,551	138,168
Vornado Realty Trust	4,494	209,690

		2,392,794

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	6,555	47,851

Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp, Inc.	15,222	195,298
People’s United Financial, Inc.	10,148	160,339

		355,637

HEALTH CARE 13.7%
Biotechnology 1.8%
Amgen, Inc. *	30,132	1,504,792
Biogen Idec, Inc. *	8,663	448,657

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2009

Celgene Corp. *	13,390	565,593
Cephalon, Inc. *	2,151	125,425
Genzyme Corp. *	7,908	467,679
Gilead Sciences, Inc. *	26,547	1,144,176

		4,256,322

Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	17,889	915,738
Becton, Dickinson & Co.	6,986	472,812
Boston Scientific Corp. *	43,779	411,523
C.R. Bard, Inc.	2,898	207,178
Covidien, Ltd.	14,685	524,548
Dentsply International, Inc.	4,331	126,725
Hospira, Inc. *	4,652	160,494
Intuitive Surgical, Inc. *	1,142	170,935
Medtronic, Inc.	32,588	1,119,398
St. Jude Medical, Inc. *	10,088	393,634
Stryker Corp.	6,933	266,504
Varian Medical Systems, Inc. *	3,625	129,630
Zimmer Holdings, Inc. *	6,494	289,308

		5,188,427

Health Care Providers & Services 2.1%
Aetna, Inc.	13,216	353,924
AmerisourceBergen Corp.	4,438	164,650
Cardinal Health, Inc.	10,503	375,482
CIGNA Corp.	7,899	175,121
Coventry Health Care, Inc. *	4,322	78,012
DaVita, Inc. *	3,028	136,593
Express Scripts, Inc. *	7,218	462,313
Humana, Inc. *	4,921	154,175
Laboratory Corp. of America Holdings *	3,156	192,390
McKesson Corp.	7,980	328,377
Medco Health Solutions, Inc. *	14,310	656,686
Patterson Companies, Inc. *	2,666	54,893
Quest Diagnostics, Inc.	4,499	234,938
Tenet Healthcare Corp. *	12,104	43,937
UnitedHealth Group, Inc.	35,426	942,331
WellPoint, Inc. *	14,524	676,383

		5,030,205

Health Care Technology 0.0%
IMS Health, Inc.	5,292	63,716

Life Sciences Tools & Services 0.4%
Life Technologies Corp. *	5,065	196,421
Millipore Corp. *	1,614	101,504
PerkinElmer, Inc.	3,386	55,090
Thermo Fisher Scientific, Inc. *	12,186	474,157
Waters Corp. *	2,828	122,509

		949,681

Pharmaceuticals 7.2%
Abbott Laboratories	45,036	2,029,322
Allergan, Inc.	8,962	395,493
Bristol-Myers Squibb Co.	57,687	1,149,125

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2009

Eli Lilly & Co.	29,467	1,018,674
Forest Laboratories, Inc. *	8,790	208,235
Johnson & Johnson	80,602	4,446,006
King Pharmaceuticals, Inc. *	7,183	67,951
Merck & Co., Inc.	61,423	1,694,047
Mylan Laboratories, Inc. *	8,880	117,305
Pfizer, Inc.	196,572	2,985,929
Schering-Plough Corp.	47,397	1,156,487
Watson Pharmaceuticals, Inc. *	3,049	92,232
Wyeth	38,800	1,740,568

		17,101,374

INDUSTRIALS 10.0%
Aerospace & Defense 2.7%
Boeing Co.	21,161	949,071
General Dynamics Corp.	11,251	640,182
Goodrich Corp.	3,607	175,084
Honeywell International, Inc.	21,425	710,453
L-3 Communications Holdings, Inc.	3,456	254,051
Lockheed Martin Corp.	9,676	809,204
Northrop Grumman Corp.	9,535	454,057
Precision Castparts Corp.	4,078	336,720
Raytheon Co.	11,660	520,619
Rockwell Collins Corp.	4,608	195,471
United Technologies Corp.	27,461	1,444,723

		6,489,635

Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	4,960	252,067
Expeditors International of Washington, Inc.	6,181	202,799
FedEx Corp.	9,072	502,861
United Parcel Service, Inc., Class B	29,009	1,483,520

		2,441,247

Airlines 0.1%
Southwest Airlines Co.	21,570	145,382

Building Products 0.0%
Masco Corp.	10,477	108,542

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	3,285	90,535
Cintas Corp.	3,829	89,177
Iron Mountain, Inc. *	5,234	142,627
Pitney Bowes, Inc.	6,013	137,577
R.R. Donnelley & Sons Co.	5,980	80,610
Republic Services, Inc.	9,383	213,839
Stericycle, Inc. *	2,485	124,200
Waste Management, Inc.	14,322	395,144

		1,273,709

Construction & Engineering 0.2%
Fluor Corp.	5,290	248,524
Jacobs Engineering Group, Inc. *	3,587	153,883

		402,407

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2009

Electrical Equipment 0.4%
Cooper Industries, Inc.	4,870	159,834
Emerson Electric Co.	22,003	706,076
Rockwell Automation, Inc.	4,132	126,811

		992,721

Industrial Conglomerates 2.3%
3M Co.	20,219	1,154,505
General Electric Co.	307,754	4,148,524
Textron, Inc.	7,683	88,354

		5,391,383

Machinery 1.6%
Caterpillar, Inc.	17,530	621,614
Cummins, Inc.	5,868	190,299
Danaher Corp.	7,430	448,401
Deere & Co.	12,318	535,463
Dover Corp.	5,421	170,436
Eaton Corp.	4,814	209,409
Flowserve Corp.	1,630	119,919
Illinois Tool Works, Inc.	11,201	361,680
Ingersoll-Rand Co., Ltd., Class A	9,292	187,977
ITT Corp.	5,298	218,172
Manitowoc Co.	3,799	24,770
Paccar, Inc.	10,572	315,574
Pall Corp.	3,441	88,365
Parker Hannifin Corp.	4,682	197,861

		3,689,940

Professional Services 0.2%
Dun & Bradstreet Corp.	1,556	127,265
Equifax, Inc.	3,686	100,333
Monster Worldwide, Inc. *	3,729	43,555
Robert Half International, Inc.	4,411	94,351

		365,504

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	8,110	587,488
CSX Corp.	11,635	369,528
Norfolk Southern Corp.	10,679	397,259
Ryder System, Inc.	1,621	45,680
Union Pacific Corp.	14,664	722,495

		2,122,450

Trading Companies & Distributors 0.1%
Fastenal Co.	3,766	125,106
W.W. Grainger, Inc.	1,854	146,151

		271,257

INFORMATION TECHNOLOGY 17.4%
Communications Equipment 2.9%
Ciena Corp. *	2,642	29,062
Cisco Systems, Inc. *	170,104	3,146,924
Corning, Inc.	45,317	666,160
Harris Corp.	3,894	121,025

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2009

JDS Uniphase Corp. *	6,269	33,790
Juniper Networks, Inc. *	15,216	376,292
Motorola, Inc.	66,344	402,044
QUALCOMM, Inc.	48,069	2,095,328
Tellabs, Inc. *	11,531	63,997

		6,934,622

Computers & Peripherals 5.1%
Apple, Inc. *	25,953	3,524,677
Dell, Inc. *	50,432	584,003
EMC Corp. *	58,631	688,914
Hewlett-Packard Co.	69,843	2,399,107
International Business Machines Corp.	39,099	4,155,442
Lexmark International, Inc., Class A *	2,267	37,043
NetApp, Inc. *	9,639	187,961
QLogic Corp. *	3,533	48,225
SanDisk Corp. *	6,590	103,199
Sun Microsystems, Inc. *	21,702	195,318
Teradata Corp. *	5,043	108,929

		12,032,818

Electronic Equipment, Instruments & Components 0.3%
Agilent Technologies, Inc. *	10,258	187,003
Amphenol Corp., Class A	4,989	166,583
Flir Systems, Inc. *	4,395	98,712
Jabil Circuit, Inc.	6,232	48,797
Molex, Inc.	4,039	61,716
Tyco Electronics, Ltd.	13,347	231,837

		794,648

Internet Software & Services 1.8%
Akamai Technologies, Inc. *	4,969	110,610
eBay, Inc. *	31,406	553,374
Google, Inc., Class A *	6,983	2,913,517
VeriSign, Inc. *	5,605	131,213
Yahoo!, Inc. *	40,630	643,579

		4,352,293

IT Services 0.9%
Affiliated Computer Services, Inc., Class A *	2,843	127,764
Automatic Data Processing, Inc. *	14,714	559,279
Cognizant Technology Solutions Corp., Class A *	8,503	214,191
Computer Sciences Corp. *	4,415	187,461
Convergys Corp. *	3,561	32,939
Fidelity National Information Services, Inc.	5,564	107,163
Fiserv, Inc. *	4,546	192,569
Paychex, Inc.	9,358	256,128
Total System Services, Inc.	5,749	78,474
Western Union Co.	20,691	364,782

		2,120,750

Office Electronics 0.1%
Xerox Corp.	25,202	171,374

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	16,315	74,070
Altera Corp.	8,547	145,470

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2009

Analog Devices, Inc.	8,487	207,168
Applied Materials, Inc.	38,740	436,212
Broadcom Corp., Class A *	12,398	315,901
Intel Corp.	162,089	2,548,039
KLA-Tencor Corp.	4,950	133,650
Linear Technology Corp.	6,465	151,346
LSI Corp. *	18,888	84,429
MEMC Electronic Materials, Inc. *	6,513	125,636
Microchip Technology, Inc.	5,308	114,493
Micron Technology, Inc. *	24,014	121,511
National Semiconductor Corp.	5,682	78,866
Novellus Systems, Inc. *	2,829	50,724
NVIDIA Corp. *	15,651	163,240
Teradyne, Inc. *	5,033	35,986
Texas Instruments, Inc.	37,202	721,719
Xilinx, Inc.	7,988	165,671

		5,674,131

Software 3.9%
Adobe Systems, Inc. *	15,272	430,365
Autodesk, Inc. *	6,595	141,529
BMC Software, Inc. *	5,381	183,492
CA, Inc.	11,492	200,535
Citrix Systems, Inc. *	5,249	164,871
Compuware Corp. *	7,187	54,837
Electronic Arts, Inc. *	9,379	215,623
Intuit, Inc. *	9,361	254,806
McAfee, Inc. *	4,491	176,182
Microsoft Corp.	222,818	4,654,668
Novell, Inc. *	10,036	41,750
Oracle Corp.	111,763	2,189,437
Salesforce.com, Inc. *	3,080	116,886
Symantec Corp. *	23,925	372,991

		9,197,972

MATERIALS 3.3%
Chemicals 1.9%
Air Products & Chemicals, Inc.	6,110	395,806
CF Industries Holdings, Inc.	1,410	109,472
Dow Chemical Co.	30,739	543,466
E.I. DuPont de Nemours & Co.	26,302	748,818
Eastman Chemical Co.	2,114	87,604
Ecolab, Inc.	4,887	182,529
International Flavors & Fragrances, Inc.	2,293	73,147
Monsanto Co.	15,968	1,311,771
PPG Industries, Inc.	4,786	212,833
Praxair, Inc.	8,949	655,067
Sigma-Aldrich Corp.	3,559	172,469

		4,492,982

Construction Materials 0.1%
Vulcan Materials Co.	3,216	142,437

Containers & Packaging 0.2%
Ball Corp.	2,733	108,773
Bemis Co., Inc.	2,910	73,012

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2009

Owens-Illinois, Inc. *	4,871	139,457
Pactiv Corp. *	3,833	85,859
Sealed Air Corp.	4,601	92,066

		499,167

Metals & Mining 0.9%
AK Steel Holding Corp. *	3,232	46,217
Alcoa, Inc.	27,694	255,339
Allegheny Technologies, Inc.	2,840	100,564
Freeport-McMoRan Copper & Gold, Inc.	11,997	652,997
Newmont Mining Corp. *	14,256	696,691
Nucor Corp.	9,152	401,864
Titanium Metals Corp.	2,480	22,965
United States Steel Corp.	4,074	138,842

		2,315,479

Paper & Forest Products 0.2%
International Paper Co.	12,466	179,136
MeadWestvaco Corp.	4,978	79,499
Weyerhaeuser Co.	6,156	206,719

		465,354

TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	171,744	4,257,534
CenturyTel, Inc.	2,924	90,205
Embarq Corp.	4,155	174,593
Frontier Communications Corp.	9,072	66,044
Qwest Communications International, Inc. *	42,827	186,726
Verizon Communications, Inc.	82,781	2,422,172
Windstream Corp.	12,855	108,111

		7,305,385

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A *	11,572	368,799
Sprint Nextel Corp. *	83,491	429,979

		798,778

UTILITIES 3.8%
Electric Utilities 2.3%
Allegheny Energy, Inc.	4,937	123,425
American Electric Power Co., Inc.	13,582	357,750
CMS Energy Corp.	6,604	74,889
Consolidated Edison, Inc.	7,981	283,006
Duke Energy Corp.	37,336	528,304
Edison International	9,495	277,634
Entergy Corp.	5,521	411,977
Exelon Corp.	19,183	920,976
FirstEnergy Corp.	8,884	335,726
FPL Group, Inc.	11,918	673,725
Northeast Utilities	5,018	104,324
Pepco Holdings, Inc.	6,385	82,877
Pinnacle West Capital Corp.	2,943	81,374
PPL Corp.	10,938	355,157
Progress Energy, Inc.	8,031	285,181

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2009

Southern Co. *	22,662	643,828

		5,540,153

Gas Utilities 0.1%
EQT Corp.	3,814	142,071
Nicor, Inc.	1,317	41,420
Questar Corp.	5,059	171,450

		354,941

Independent Power Producers & Energy Traders 0.2%
AES Corp. *	19,415	193,956
Constellation Energy Group, Inc.	5,803	158,306
Dynegy, Inc., Class A *	14,752	29,651

		381,913

Multi-Utilities 1.2%
Ameren Corp.	6,193	144,049
CenterPoint Energy, Inc.	10,124	102,455
Dominion Resources, Inc.	17,004	540,557
DTE Energy Co.	4,758	143,929
Integrys Energy Group, Inc.	2,227	60,329
NiSource, Inc.	7,994	85,456
PG&E Corp.	10,659	391,292
Public Service Enterprise Group, Inc.	14,746	469,955
SCANA Corp.	3,532	106,031
Sempra Energy	7,094	324,054
TECO Energy, Inc.	6,205	69,620
Wisconsin Energy Corp.	3,407	134,440
Xcel Energy, Inc.	13,237	227,015

		2,799,182

Total Common Stocks (cost $229,401,050)		234,157,557

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 1.0%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
0.08%, 07/23/2009 ß ƒ	$100,000	99,985
0.13%, 06/18/2009 ß ƒ	200,000	199,989
0.18%, 06/25/2009 ß ƒ	25,000	24,998

		324,972

	Shares	Value

MUTUAL FUND SHARES 0.9%
Evergreen Institutional Money Market Fund, Class I, 0.35% q ø	2,022,143	2,022,143

Total Short-Term Investments (cost $2,347,115)		2,347,115

Total Investments (cost $231,748,165) 99.7%		236,504,672
Other Assets and Liabilities 0.3%		624,802

Net Assets 100.0%		$237,129,474

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2009

*	Non-income producing security
°

Investment in non-controlled affiliate. At May 31, 2009, the Fund invested in securities issued by Wachovia Corp. and/or Wells Fargo & Co. with a cost basis of $5,175,852 and earned $86,479 of income for the year ended May 31, 2009 which is included in income from affiliated issuers.

ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

The following table shows the percent of total long-term investments by sector as of May 31, 2009:

Information Technology	17.6%
Health Care	13.9%
Financials	13.7%
Energy	13.0%
Consumer Staples	12.0%
Industrials	10.1%
Consumer Discretionary	8.9%
Utilities	3.9%
Telecommunication Services	3.5%
Materials	3.4%

100.0%

See Combined Notes to Financial Statements

Market Index Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2009

Assets
Investments in unaffiliated issuers, at value (cost $224,550,170)	$231,079,911
Investments in affiliated issuers, at value (cost $7,197,995)	5,424,761

Total investments	236,504,672
Dividends receivable	621,502
Receivable for daily variation margin on open futures contracts	41,600
Receivable from investment advisor	2,406

Total assets	237,170,180

Liabilities
Payable for securities purchased	5,381
Due to related parties	2,061
Trustees’ fees and expenses payable	14,404
Printing and postage expenses payable	4,531
Custodian and accounting fees payable	4,194
Accrued expenses and other liabilities	10,135

Total liabilities	40,706

Net assets	$237,129,474

Net assets represented by
Paid-in capital	$230,781,307
Undistributed net investment income	6,827,237
Accumulated net realized losses on investments	(5,997,784)
Net unrealized gains on investments	5,518,714

Total net assets	$237,129,474

Shares outstanding (unlimited number of shares authorized)
Class I	33,169,600

Net asset value per share
Class I	$7.15

See Combined Notes to Financial Statements

Market Index Fund

STATEMENT OF OPERATIONS

Year Ended May 31, 2009

Investment income
Dividends	$6,588,161
Securities lending	306,333
Income from affiliated issuers	104,980
Interest	1,627

Total investment income	7,001,101

Expenses
Advisory fee	811,332
Administrative services fee	253,541
Transfer agent fees	62
Trustees’ fees and expenses	5,846
Printing and postage expenses	9,799
Custodian and accounting fees	63,848
Registration and filing fees	1,882
Professional fees	33,602
Other	10,874

Total expenses	1,190,786
Less: Expense reductions	(684)
Fee waivers and expense reimbursements	(1,127,984)

Net expenses	62,118

Net investment income	6,938,983

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities
Unaffiliated issuers	(4,897,769)
Affiliated issuers	(2,299)
Futures contracts	(865,233)

Net realized losses on investments	(5,765,301)

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	(114,656,451)
Affiliated issuers	(1,178,580)
Futures contracts	652,548

Net change in unrealized gains or losses on investments	(115,182,483)

Net realized and unrealized gains or losses on investments	(120,947,784)

Net decrease in net assets resulting from operations	$(114,008,801)

See Combined Notes to Financial Statements

Market Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2009		2008

Operations
Net investment income		$6,938,983		$9,425,929
Net realized gains or losses on investments		(5,765,301)		35,363,590
Net change in unrealized gains or losses on investments		(115,182,483)		(82,016,910)

Net decrease in net assets resulting from operations		(114,008,801)		(37,227,391)

Distributions to shareholders from
Net investment income		(9,255,640)		(9,035,174)
Net realized gains		(35,072,268)		(7,122,511)

Total distributions to shareholders		(44,327,908)		(16,157,685)

	Shares		Shares

Capital share transactions
Net asset value of shares issued in reinvestment of distributions	6,380,516	44,327,908	1,172,071	16,157,685
Payment for shares redeemed	0	0	(12,945,583)	(170,000,000)

Net increase (decrease) in net assets resulting from capital share transactions		44,327,908		(153,842,315)

Total decrease in net assets		(114,008,801)		(207,227,391)
Net assets
Beginning of period		351,138,275		558,365,666

End of period		$237,129,474		$351,138,275

Undistributed net investment income		$6,827,237		$9,234,611

See Combined Notes to Financial Statements

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Market Index Growth Fund

FUND AT A GLANCE

as of May 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002

Average annual return

1-year	-30.66%

5-year	-1.80%

Since portfolio inception	2.43%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Growth Fund Class I shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

“Russell 1000 Growth Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

All data is as of May 31, 2009, and subject to change.

Evergreen Market Index Growth Fund

PORTFOLIO MANAGER COMMENTARY

The fund’s Class I shares returned -30.66% for the twelve-month period ended May 31, 2009. During the same period, the Russell 1000 Growth returned -30.71%.

The fund’s objective is to seek investment results that achieve price and yield performance similar to the Russell 1000 Growth Index.

Investment process

The overall domestic stock market produced sharply negative returns during the fiscal year ended May 31, 2009, with growth-oriented stocks faring better than value-oriented stocks. Some of those losses were tempered by the end of the period, as domestic markets enjoyed a major rebound.

The fund’s objective is to replicate the performance of the Russell 1000 Growth Index (before fees and expenses). The portfolio management team uses an investment process designed to control trading and implementation costs and reduce tracking error as much as possible. As a result, the fund’s performance should closely align with that of the index. Periodic rebalancing takes place in order to reflect the frequently changing constituents of the index.

Contributors to performance

The best-performing sector, which nonetheless lost about one-sixth of its value, was Consumer Staples. Despite the overall loss, individual stocks within the sector produced gains. Names such as Anheuser-Busch and Hansen Natural Corp. finished the period with respectably positive returns. Despite the gloomy news and market returns, numerous stocks in other sectors still eked out gains over the period, in some cases substantial gains. The companies returning the most in value included APP Pharmaceuticals, Philadelphia Consolidated Holding and ImClone Systems. Given their collectively small weight in the fund, Telecommunications Services, Utilities and Materials companies detracted the least from performance and individual stocks in these sectors posted gains. Notable contributors included Qwest Communications, Rohm & Haas and Newmont Mining.

Detractors from performance

The composition of the benchmark is weighted more heavily by Information Technology-oriented companies, followed by Health Care. Indeed, the worse contribution to total return was from the Information Technology sector, followed by Industrials. Among Technology companies, Microsoft and Cisco Systems materially detracted from performance. Across the Industrials sector, Caterpillar and Boeing were leading detractors. The sector with the overall worst return was Energy, including such names as Schlumberger and Transocean. Also producing dismal returns were Utilities companies, with names like Exelon and Constellation Energy Group. Finally, companies that filed for bankruptcy or that were partially nationalized generated the worst returns, losing almost all of their market value. These names included Chemtura Corp., General Growth Properties and Freddie Mac.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties, and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

Market Index Growth Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2008	Ending Account Value 05/31/2009	Expenses Paid During Period*

Actual
Class I	$1,000.00	$1,122.74	$0.11
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.83	$0.10

*	Expenses are equal to the Fund’s annualized expense ratio (0.02% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

Market Index Growth Fund

FINANCIAL HIGHLIGHTS – CLASS I

(For a share outstanding throughout each period)

	Year Ended May 31,

	2009	2008	2007	2006	2005

Net asset value, beginning of period	$15.01	$15.36	$13.44	$12.99	$12.77

Income from investment operations
Net investment income (loss)	0.18 [1]	0.22	0.14	0.18	0.15
Net realized and unrealized gains or losses on investments	(4.96)	(0.23)	2.53	0.62	0.27

Total from investment operations	(4.78)	(0.01)	2.67	0.80	0.42

Distributions to shareholders from
Net investment income	(0.19)	(0.17)	(0.16)	(0.15)	(0.12)
Net realized gains	(0.97)	(0.17)	(0.59)	(0.20)	(0.08)

Total distributions to shareholders	(1.16)	(0.34)	(0.75)	(0.35)	(0.20)

Net asset value, end of period	$9.07	$15.01	$15.36	$13.44	$12.99

Total return	(30.66)%	(0.14)%	20.34%	6.11%	3.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$485,834	$729,526	$945,116	$721,771	$854,566
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.02%	0.03%	0.03%	0.03%	0.03%
Expenses excluding waivers/reimbursements and expense reductions	0.45%	0.46%	0.46%	0.46%	0.46%
Net investment income (loss)	1.80%	1.21%	1.23%	1.12%	1.45%
Portfolio turnover rate	28%	24%	18%	25%	15%

1	Net investment income (loss) per share is based on average shares outstanding during the period.

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Growth Fund

May 31, 2009

	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 10.1%
Auto Components 0.2%
BorgWarner, Inc.	10,288	$331,788
Gentex Corp.	14,495	170,896
Goodyear Tire & Rubber Co. *	15,701	179,776
Johnson Controls, Inc.	9,155	182,459
Wabco Holdings, Inc.	6,658	113,053

		977,972

Automobiles 0.1%
Harley-Davidson, Inc.	21,322	361,834
Thor Industries, Inc.	1,067	21,458

		383,292

Distributors 0.0%
LKQ Corp. *	13,750	210,238

Diversified Consumer Services 0.5%
Apollo Group, Inc., Class A *	12,936	764,517
Brink’s Home Security Holdings, Inc. *	4,118	118,598
DeVry, Inc.	6,219	270,962
H&R Block, Inc.	33,026	482,180
Hillenbrand, Inc.	6,337	108,743
ITT Educational Services, Inc. *	3,941	361,744
Strayer Education, Inc.	1,443	265,902
Weight Watchers International, Inc.	3,109	72,844

		2,445,490

Hotels, Restaurants & Leisure 2.8%
Boyd Gaming Corp.	704	7,068
Brinker International, Inc.	10,277	183,958
Burger King Holdings, Inc.	8,141	134,815
Carnival Corp.	9,031	229,749
Chipotle Mexican Grill, Inc., Class A *	3,347	265,049
Choice Hotels International, Inc.	1,066	29,091
Darden Restaurants, Inc.	14,215	514,157
International Game Technology	31,425	545,538
Interval Leisure Group, Inc. *	483	4,622
Las Vegas Sands Corp. *	16,746	165,953
Marriott International, Inc., Class A	30,000	700,800
McDonald’s Corp.	104,356	6,155,960
MGM MIRAGE *	18,744	139,830
Orient Express Hotels, Ltd.	5,740	40,869
Panera Bread Co., Class A *	2,692	143,322
Penn National Gaming, Inc. *	6,764	223,685
Scientific Games Corp., Class A *	6,552	116,822
Starbucks Corp. *	73,894	1,063,335
Starwood Hotels & Resorts Worldwide, Inc.	18,950	463,707
Tim Hortons, Inc.	18,748	496,447
Wynn Resorts, Ltd. *	6,883	255,084
Yum! Brands, Inc.	48,085	1,665,184

		13,545,045

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2009

Household Durables 0.1%
Garmin, Ltd.	12,212	254,987
Harman International Industries, Inc.	4,406	82,128
NVR, Inc. *	35	17,321
Pulte Homes, Inc.	5,022	44,194

		398,630

Internet & Catalog Retail 0.6%
Amazon.com, Inc. *	31,966	2,493,028
HSN, Inc. *	483	5,458
priceline.com, Inc. *	4,120	453,653
Ticketmaster Entertainment, Inc. *	483	3,758

		2,955,897

Leisure Equipment & Products 0.0%
Hasbro, Inc.	5,242	133,199

Media 2.1%
Central European Media Enterprises, Ltd., Class A *	3,655	68,422
Clear Channel Outdoor Holdings, Inc. *	3,210	11,299
Comcast Corp., Class A	83,107	1,144,383
CTC Media, Inc. *	5,343	52,949
DIRECTV Group, Inc. *	55,435	1,247,287
DISH Network Corp., Class A *	20,703	339,529
DreamWorks Animation SKG, Inc., Class A *	7,594	211,569
Interpublic Group of Cos. *	41,006	214,871
John Wiley & Sons, Inc., Class A	4,088	129,222
Lamar Advertising Co., Class A *	7,810	145,032
Liberty Global, Inc., Class A *	13,341	184,373
Liberty Media Corp. - Liberty Entertainment, Ser. A *	52,444	1,267,047
McGraw-Hill Cos.	16,241	488,692
Morningstar, Inc. *	1,638	67,846
News Corp., Class A	94,034	919,653
Omnicom Group, Inc.	30,073	917,227
Sirius XM Radio, Inc. *	385,019	134,564
Time Warner Cable, Inc.	17,809	548,339
Time Warner, Inc.	13,439	314,741
Viacom, Inc., Class B *	53,314	1,181,971
Walt Disney Co.	22,432	543,303
Warner Music Group Corp. *	1,430	9,724

		10,142,043

Multiline Retail 1.0%
Big Lots, Inc. *	8,260	190,063
Dollar Tree Stores, Inc. *	9,134	408,929
Family Dollar Stores, Inc.	1,106	33,479
Kohl’s Corp. *	23,894	1,014,778
Nordstrom, Inc.	18,471	363,694
Target Corp.	74,122	2,912,994

		4,923,937

Specialty Retail 2.0%
Abercrombie & Fitch Co., Class A	8,774	264,185
Advance Auto Parts, Inc.	9,672	411,931
American Eagle Outfitters, Inc.	12,280	181,867
AnnTaylor Stores Corp. *	2,211	16,185

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2009

AutoZone, Inc. *	3,608	548,957
Bed Bath & Beyond, Inc. *	21,630	608,019
Best Buy Co., Inc.	33,899	1,189,855
CarMax, Inc. *	22,197	248,828
Dick’s Sporting Goods, Inc. *	8,572	152,582
GameStop Corp., Class A *	16,572	413,471
Gap, Inc.	23,129	412,853
Guess?, Inc.	6,122	158,070
Limited Brands, Inc.	17,877	223,641
Lowe’s Cos.	7,420	141,054
O’Reilly Automotive, Inc. *	4,964	178,952
PetSmart, Inc.	12,923	263,112
Ross Stores, Inc.	13,529	529,796
Sherwin-Williams Co.	10,215	539,352
Staples, Inc.	60,577	1,238,800
Tiffany & Co.	12,798	363,079
TJX Cos.	43,108	1,272,117
Urban Outfitters, Inc. *	11,524	235,320
Williams-Sonoma, Inc.	1,451	18,776

		9,610,802

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc. *	32,586	856,034
Hanesbrands, Inc. *	9,548	161,361
Nike, Inc., Class B	35,908	2,048,551
Phillips-Van Heusen Corp.	4,568	134,619
Polo Ralph Lauren Corp.	5,691	306,290

		3,506,855

CONSUMER STAPLES 13.0%
Beverages 3.4%
Brown-Forman Corp., Class B	7,805	342,249
Central European Distribution Corp. *	4,427	111,428
Coca-Cola Co.	166,219	8,171,326
Hansen Natural Corp. *	7,347	269,488
PepsiCo, Inc.	151,333	7,876,883

		16,771,374

Food & Staples Retailing 3.9%
Costco Wholesale Corp.	43,977	2,133,764
CVS Caremark Corp.	78,346	2,334,711
Kroger Co.	29,633	675,632
Sysco Corp.	60,966	1,460,745
Wal-Mart Stores, Inc.	183,783	9,141,367
Walgreen Co.	92,894	2,767,312
Whole Foods Market, Inc.	14,231	268,539

		18,782,070

Food Products 0.5%
Campbell Soup Co.	10,465	290,090
Dean Foods Co. *	12,497	234,944
General Mills, Inc.	2,891	147,961
H.J. Heinz Co.	17,754	649,441
Hershey Co.	7,863	276,935
J.M. Smucker Co.	2,375	95,617
Kellogg Co.	14,491	626,736

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2009

McCormick & Co., Inc.	4,273	130,412
Tyson Foods, Inc., Class A	3,316	44,169

		2,496,305

Household Products 2.3%
Church & Dwight Co.	7,108	357,319
Clorox Co.	4,323	226,698
Colgate-Palmolive Co.	51,544	3,399,327
Energizer Holdings, Inc. *	7,033	367,545
Kimberly-Clark Corp.	17,456	905,792
Procter & Gamble Co.	113,512	5,895,813

		11,152,494

Personal Products 0.4%
Alberto-Culver Co.	1,147	26,656
Avon Products, Inc.	43,317	1,150,499
Bare Escentuals, Inc. *	6,156	53,865
Estee Lauder Cos., Class A	9,937	328,716
Herbalife, Ltd.	6,242	182,329
Mead Johnson Nutrition Co., Class A *	2,080	64,813
NBTY, Inc. *	2,656	65,577

		1,872,455

Tobacco 2.5%
Altria Group, Inc.	159,010	2,717,481
Lorillard, Inc.	9,251	632,121
Philip Morris International, Inc.	201,290	8,583,005

		11,932,607

ENERGY 8.9%
Energy Equipment & Services 3.4%
Atwood Oceanics, Inc. *	5,673	150,108
Baker Hughes, Inc.	31,265	1,221,211
Cameron International Corp. *	21,992	686,810
Diamond Offshore Drilling, Inc.	6,981	588,359
Dresser-Rand Group, Inc. *	8,730	244,440
ENSCO International, Inc.	13,670	531,626
FMC Technologies, Inc.	12,998	540,977
Global Industries, Ltd. *	7,466	52,262
Halliburton Co.	88,548	2,030,406
Key Energy Services, Inc. *	2,124	13,700
Nabors Industries, Ltd. *	4,029	72,039
National Oilwell Varco, Inc. *	42,141	1,627,485
Oceaneering International, Inc. *	5,595	287,695
Oil States International, Inc. *	3,334	87,117
Patterson-UTI Energy, Inc.	9,687	138,912
Pride International, Inc. *	12,210	295,726
Rowan Companies, Inc.	4,001	81,860
Schlumberger, Ltd.	121,102	6,930,667
SEACOR Holdings, Inc. *	245	18,720
Smith International, Inc.	21,899	639,232
Superior Energy Services, Inc. *	8,195	188,977
Tetra Technologies, Inc. *	7,571	65,868
Tidewater, Inc.	276	13,157

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2009

Unit Corp. *	3,652	122,378

		16,629,732

Oil, Gas & Consumable Fuels 5.5%
Alpha Natural Resources, Inc. *	7,136	196,597
Arch Coal, Inc.	14,630	271,094
Cabot Oil & Gas Corp.	4,763	167,324
Chesapeake Energy Corp.	24,645	558,456
CNX Gas Corp. *	2,804	86,195
Consol Energy, Inc.	18,552	763,600
Continental Resources, Inc. *	3,021	89,452
Denbury Resources, Inc. *	24,969	429,217
El Paso Corp.	15,256	148,746
Encore Aquisition Co. *	1,363	48,373
EOG Resources, Inc.	18,953	1,387,170
Exxon Mobil Corp.	93,439	6,479,995
Foundation Coal Holdings, Inc.	4,605	135,157
Frontier Oil Corp.	10,551	184,326
Frontline, Ltd.	4,944	115,591
Helix Energy Solutions, Inc. *	859	9,664
Hess Corp.	28,553	1,901,344
Holly Corp.	4,333	104,815
Mariner Energy, Inc. *	6,505	94,062
Massey Energy Co.	8,641	197,792
Murphy Oil Corp.	19,283	1,137,890
Noble Energy, Inc.	1,119	66,558
Occidental Petroleum Corp.	83,306	5,590,666
Patriot Coal Corp. *	7,855	71,166
Peabody Energy Corp.	27,559	936,455
Petrohawk Energy Corp. *	26,355	664,146
Plains Exploration & Production Co. *	11,121	314,502
Quicksilver Resources, Inc. *	11,060	124,425
Range Resources Corp.	15,664	717,568
SandRidge Energy, Inc. *	11,650	126,868
Southwestern Energy Co. *	34,710	1,508,844
St. Mary Land & Exploration Co.	2,579	55,861
Sunoco, Inc.	7,046	214,410
Tesoro Corp.	4,068	68,912
W&T Offshore, Inc.	3,062	31,232
Walter Industries, Inc.	5,367	175,179
Whiting Petroleum Corp. *	5,134	240,579
Williams Cos.	59,319	995,373
XTO Energy, Inc.	6,121	261,795

		26,671,399

FINANCIALS 4.9%
Capital Markets 1.7%
Affiliated Managers Group, Inc. *	4,155	233,137
BlackRock, Inc.	1,290	205,755
Charles Schwab Corp.	94,840	1,669,184
E*TRADE Financial Corp. *	8,190	11,794
Eaton Vance Corp.	10,400	281,840
Federated Investors, Inc., Class B	8,858	221,716
Franklin Resources, Inc.	8,322	556,326
GLG Partners, Inc.	4,981	18,181

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2009

Goldman Sachs Group, Inc.	5,411	782,268
INVESCO, Ltd.	5,315	83,180
Investment Technology Group, Inc. *	4,061	84,469
Janus Capital Group, Inc.	15,367	155,821
Lazard, Ltd.	7,674	217,021
MF Global, Ltd. *	4,557	27,707
Morgan Stanley	6,272	190,167
Northern Trust Corp.	22,085	1,273,200
SEI Investments Co.	13,668	210,897
State Street Corp.	13,232	614,626
T. Rowe Price Group, Inc.	26,360	1,069,425
TD Ameritrade Holding Corp. *	23,181	395,004
Waddell & Reed Financial, Inc., Class A	8,798	214,671

		8,516,389

Consumer Finance 1.4%
American Express Co.	85,728	2,130,341
MasterCard, Inc., Class A	7,377	1,300,786
SLM Corp. *	41,984	277,514
Visa, Inc., Class A	45,439	3,076,675

		6,785,316

Diversified Financial Services 0.6%
CME Group, Inc., Class A	4,798	1,543,229
IntercontinentalExchange, Inc. *	7,163	772,100
MSCI, Inc., Class A *	4,467	95,013
NASDAQ OMX Group, Inc. *	7,478	157,860
NYSE Euronext	16,193	485,790

		3,053,992

Insurance 0.4%
AFLAC, Inc.	48,248	1,712,804
Axis Capital Holdings, Ltd.	3,221	76,918
Brown & Brown, Inc.	2,794	53,868
Erie Indemnity Co., Class A	260	8,996
Prudential Financial, Inc.	7,574	302,278
TransAtlantic Holdings, Inc.	657	25,433
W.R. Berkley Corp.	705	15,291

		2,195,588

Real Estate Investment Trusts (REITs) 0.6%
Apartment Investment & Management Co., Class A	3,691	34,880
Camden Property Trust	4,284	128,606
Digital Realty Trust, Inc.	5,232	187,149
Essex Property Trust, Inc.	591	40,241
Federal Realty Investment Trust	1,754	92,348
HCP, Inc.	3,264	75,823
Health Care REIT, Inc.	1,247	42,710
Kilroy Realty Corp.	296	6,302
Macerich Co.	7,587	128,069
Nationwide Health Properties, Inc.	955	25,374
Plum Creek Timber Co., Inc.	5,662	196,188
Rayonier, Inc.	979	39,160
Simon Property Group, Inc.	28,241	1,510,046
Taubman Centers, Inc.	5,361	132,631
Ventas, Inc.	2,612	79,300

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2009

Walter Investment Management Corp. *	1,981	26,743

		2,745,570

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A *	7,643	55,794
Forest City Enterprises, Inc., Class A	10,866	77,040
St. Joe Co. *	7,884	201,357

		334,191

Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial	799	33,630
Freddie Mac	60,196	48,157
Hudson City Bancorp, Inc.	18,284	234,584
Tree.com, Inc. *	86	884

		317,255

HEALTH CARE 13.4%
Biotechnology 2.2%
Abraxis BioScience, Inc. *	699	35,873
Amylin Pharmaceuticals, Inc. *	13,913	157,495
Biogen Idec, Inc. *	29,466	1,526,044
BioMarin Pharmaceutical, Inc. *	10,003	139,842
Celgene Corp. *	46,507	1,964,456
Cephalon, Inc. *	7,494	436,975
Gen-Probe, Inc. *	5,481	233,655
Genzyme Corp. *	27,133	1,604,645
Gilead Sciences, Inc. *	93,633	4,035,582
Vertex Pharmaceuticals, Inc. *	17,559	523,434

		10,658,001

Health Care Equipment & Supplies 3.3%
Baxter International, Inc.	63,681	3,259,830
Beckman Coulter, Inc.	5,573	302,057
Becton, Dickinson & Co.	24,773	1,676,637
Boston Scientific Corp. *	9,872	92,797
C.R. Bard, Inc.	10,077	720,405
Dentsply International, Inc.	15,107	442,031
Edwards Lifesciences Corp. *	5,568	355,461
Hill-Rom Holdings, Inc.	861	13,914
Hologic, Inc. *	12,985	164,520
Hospira, Inc. *	2,325	80,212
IDEXX Laboratories, Inc. *	6,121	256,164
Intuitive Surgical, Inc. *	3,929	588,093
Inverness Medical Innovations, Inc. *	3,985	129,632
Kinetic Concepts, Inc. *	5,737	148,760
Medtronic, Inc.	113,990	3,915,556
ResMed, Inc. *	7,843	290,740
St. Jude Medical, Inc. *	34,472	1,345,097
Stryker Corp.	31,223	1,200,212
Varian Medical Systems, Inc. *	12,751	455,976
Zimmer Holdings, Inc. *	14,672	653,638

		16,091,732

Health Care Providers & Services 2.4%
Aetna, Inc.	29,598	792,634
AmerisourceBergen Corp.	1,886	69,971

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2009

Cardinal Health, Inc.	27,095	968,646
CIGNA Corp.	3,962	87,838
Community Health Systems, Inc. *	2,198	58,005
Coventry Health Care, Inc. *	3,140	56,677
DaVita, Inc. *	8,842	398,863
Express Scripts, Inc. *	21,362	1,368,236
Health Management Associates, Inc., Class A *	16,346	94,970
Health Net, Inc. *	588	8,808
Henry Schein, Inc. *	8,502	387,181
Humana, Inc. *	9,756	305,656
Laboratory Corp. of America Holdings *	11,297	688,665
Lincare Holdings, Inc. *	6,361	138,543
McKesson Corp.	20,208	831,559
Medco Health Solutions, Inc. *	51,427	2,359,985
Mednax, Inc. *	4,094	165,807
Omnicare, Inc.	789	21,327
Patterson Companies, Inc. *	12,316	253,586
Quest Diagnostics, Inc.	13,183	688,416
Tenet Healthcare Corp. *	27,526	99,919
UnitedHealth Group, Inc.	46,020	1,224,132
VCA Antech, Inc. *	8,562	207,800
Wellcare Group, Inc. *	4,233	80,427
WellPoint, Inc. *	4,907	228,519

		11,586,170

Health Care Technology 0.1%
Cerner Corp. *	6,861	399,928
HLTH Corp. *	2,951	34,792
IMS Health, Inc.	4,013	48,317
WebMD Health Corp., Class A *	789	21,429

		504,466

Life Sciences Tools & Services 0.6%
Charles River Laboratories International, Inc. *	3,139	98,659
Covance, Inc. *	6,381	268,130
Illumina, Inc. *	12,449	457,003
Life Technologies Corp. *	11,170	433,173
Millipore Corp. *	5,592	351,681
PerkinElmer, Inc.	5,372	87,402
Pharmaceutical Product Development, Inc.	10,845	217,225
Techne Corp.	3,922	236,379
Thermo Fisher Scientific, Inc. *	14,433	561,588
Waters Corp. *	10,161	440,174

		3,151,414

Pharmaceuticals 4.8%
Abbott Laboratories	156,649	7,058,604
Allergan, Inc.	30,958	1,366,177
Bristol-Myers Squibb Co.	183,453	3,654,384
Eli Lilly & Co.	9,637	333,151
Endo Pharmaceuticals Holdings, Inc. *	11,069	176,329
Forest Laboratories, Inc. *	2,691	63,750
Fresenius Kabi Pharmaceuticals Holding, Inc. *	2,511	753
Johnson & Johnson	75,232	4,149,797
Merck & Co., Inc.	62,313	1,718,593
Mylan Laboratories, Inc. *	5,686	75,112

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2009

Perrigo Co.	7,907	212,382
Schering-Plough Corp.	164,578	4,015,703
Sepracor, Inc. *	10,940	171,211
Warner Chilcott, Ltd., Class A *	9,317	122,612
Watson Pharmaceuticals, Inc. *	5,237	158,419

		23,276,977

INDUSTRIALS 12.4%
Aerospace & Defense 3.4%
Alliant Techsystems, Inc. *	1,450	125,120
BE Aerospace, Inc. *	9,357	139,232
Boeing Co.	76,274	3,420,889
Goodrich Corp.	12,695	616,215
Honeywell International, Inc.	75,267	2,495,854
ITT Corp.	13,979	575,655
L-3 Communications Holdings, Inc.	9,649	709,298
Lockheed Martin Corp.	33,378	2,791,402
Northrop Grumman Corp.	8,372	398,675
Precision Castparts Corp.	14,139	1,167,457
Raytheon Co.	14,743	658,275
Rockwell Collins Corp.	16,316	692,125
United Technologies Corp.	56,306	2,962,259

		16,752,456

Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc.	17,311	879,745
Expeditors International of Washington, Inc.	21,650	710,337
United Parcel Service, Inc., Class B	69,425	3,550,394
UTi Worldwide, Inc. *	9,132	119,721

		5,260,197

Airlines 0.1%
AMR Corp. *	14,232	63,333
Copa Holdings SA, Class A	2,221	77,335
Delta Air Lines, Inc. *	19,346	112,400

		253,068

Building Products 0.0%
Lennox International, Inc.	4,735	146,832
USG Corp. *	3,762	45,144

		191,976

Commercial Services & Supplies 0.6%
Brink’s Co.	4,118	109,498
Copart, Inc. *	6,416	196,907
Corrections Corporation of America *	10,356	158,965
Covanta Holding Corp. *	12,243	184,992
IHS, Inc., Class A *	4,394	210,912
Iron Mountain, Inc. *	18,161	494,887
Pitney Bowes, Inc.	19,047	435,795
Republic Services, Inc.	14,562	331,868
Stericycle, Inc. *	8,751	437,375
Waste Management, Inc.	14,145	390,260

		2,951,459

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2009

Construction & Engineering 0.5%
AECOM Technology Corp. *	9,893	315,686
Fluor Corp.	18,007	845,969
Jacobs Engineering Group, Inc. *	12,364	530,415
KBR, Inc.	13,242	243,918
Quanta Services, Inc. *	15,519	353,988
Shaw Group, Inc. *	8,414	228,861
URS Corp. *	1,542	74,139

		2,592,976

Electrical Equipment 1.2%
Ametek, Inc.	10,830	340,603
Cooper Industries, Inc.	13,441	441,134
Emerson Electric Co.	79,250	2,543,132
First Solar, Inc. *	4,801	912,190
General Cable Corp. *	5,354	204,737
Hubbell, Inc., Class B	2,479	82,328
Rockwell Automation, Inc.	14,895	457,128
Roper Industries, Inc.	9,075	390,043
SunPower Corp., Class A *	8,358	243,552

		5,614,847

Industrial Conglomerates 1.0%
3M Co.	71,487	4,081,908
Carlisle Cos.	675	15,437
McDermott International, Inc. *	22,987	505,024
Textron, Inc.	27,255	313,433

		4,915,802

Machinery 2.4%
AGCO Corp. *	6,760	195,094
Bucyrus International, Inc.	7,600	217,968
Caterpillar, Inc.	62,438	2,214,052
Cummins, Inc.	20,617	668,609
Danaher Corp.	18,194	1,098,008
Deere & Co.	43,742	1,901,465
Donaldson Co., Inc.	7,907	266,387
Dover Corp.	16,819	528,789
Eaton Corp.	7,552	328,512
Flowserve Corp.	2,649	194,887
Graco, Inc.	6,148	137,039
Harsco Corp.	8,553	248,550
IDEX Corp.	7,429	173,467
Illinois Tool Works, Inc.	2,427	78,368
Ingersoll-Rand Co., Ltd., Class A	5,566	112,600
John Bean Technologies Corp.	2,807	42,217
Joy Global, Inc.	10,366	357,316
Kennametal, Inc.	1,645	31,058
Lincoln Electric Holdings, Inc.	2,957	120,646
Manitowoc Co.	13,197	86,044
Oshkosh Corp.	5,272	62,579
Paccar, Inc.	37,064	1,106,360
Pall Corp.	12,451	319,742
Parker Hannifin Corp.	17,025	719,477
SPX Corp.	4,995	229,320

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2009

Timken Co.	428	7,237
Toro Co.	3,605	111,034
Valmont Industries, Inc.	1,921	131,800

		11,688,625

Marine 0.0%
Kirby Corp. *	5,475	184,069

Professional Services 0.3%
Corporate Executive Board Co.	3,461	60,187
Dun & Bradstreet Corp.	4,011	328,060
Equifax, Inc.	7,007	190,731
FTI Consulting, Inc. *	5,090	255,620
Manpower, Inc.	612	26,016
Monster Worldwide, Inc. *	12,136	141,748
Robert Half International, Inc.	14,508	310,326

		1,312,688

Road & Rail 1.5%
Burlington Northern Santa Fe Corp.	28,569	2,069,538
Con-Way, Inc.	759	24,364
CSX Corp.	41,078	1,304,637
Hertz Global Holdings, Inc. *	2,244	15,371
J.B. Hunt Transport Services, Inc.	8,279	254,414
Kansas City Southern *	7,557	124,615
Landstar System, Inc.	5,353	203,414
Norfolk Southern Corp.	11,022	410,018
Ryder System, Inc.	1,920	54,106
Union Pacific Corp.	52,451	2,584,261

		7,044,738

Trading Companies & Distributors 0.3%
Fastenal Co.	13,108	435,448
GATX Corp.	559	14,075
MSC Industrial Direct Co., Class A	4,493	163,455
W.W. Grainger, Inc.	7,766	612,194
Wesco International, Inc. *	3,134	83,772

		1,308,944

INFORMATION TECHNOLOGY 30.1%
Communications Equipment 4.3%
Brocade Communications Systems, Inc. *	5,382	39,504
Ciena Corp. *	8,837	97,207
Cisco Systems, Inc. *	599,590	11,092,415
CommScope, Inc. *	7,089	186,015
EchoStar Corp. *	306	4,905
F5 Networks, Inc. *	8,313	264,021
Harris Corp.	13,672	424,926
JDS Uniphase Corp. *	11,385	61,365
Juniper Networks, Inc. *	53,284	1,317,713
QUALCOMM, Inc.	164,301	7,161,881

		20,649,952

Computers & Peripherals 8.5%
Apple, Inc. *	89,487	12,153,229
Dell, Inc. *	184,288	2,134,055

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2009

Diebold, Inc.	5,583	138,012
EMC Corp. *	146,461	1,720,917
Hewlett-Packard Co.	250,234	8,595,538
International Business Machines Corp.	139,412	14,816,707
NCR Corp. *	14,431	154,989
NetApp, Inc. *	34,869	679,945
SanDisk Corp. *	4,494	70,376
Seagate Technology, Inc.	23,811	207,394
Teradata Corp. *	8,938	193,061
Western Digital Corp. *	22,472	558,429

		41,422,652

Electronic Equipment, Instruments & Components 1.1%
Agilent Technologies, Inc. *	35,044	638,852
Amphenol Corp., Class A	17,800	594,342
Arrow Electronics, Inc. *	847	20,489
Avnet, Inc. *	6,686	153,845
AVX Corp.	416	3,861
Corning, Inc.	159,857	2,349,898
Dolby Laboratories, Inc., Class A *	5,120	184,627
Flir Systems, Inc. *	15,250	342,515
Itron, Inc. *	3,733	217,783
Jabil Circuit, Inc.	10,233	80,124
Mettler-Toledo International, Inc. *	3,526	251,016
Molex, Inc.	3,891	59,455
National Instruments Corp.	5,750	121,958
Tech Data Corp. *	721	23,086
Trimble Navigation, Ltd. *	12,318	236,259

		5,278,110

Internet Software & Services 3.2%
Akamai Technologies, Inc. *	17,077	380,134
eBay, Inc. *	112,633	1,984,593
Equinix, Inc. *	3,319	246,934
Google, Inc., Class A *	24,038	10,029,375
IAC/InterActiveCorp.	1,307	21,121
Sohu.com, Inc. *	2,875	181,528
VeriSign, Inc. *	19,763	462,652
Yahoo!, Inc. *	139,879	2,215,683

		15,522,020

IT Services 2.0%
Accenture, Ltd., Class A	60,620	1,814,357
Affiliated Computer Services, Inc., Class A *	2,523	113,384
Alliance Data Systems Corp. *	6,050	245,025
Amdocs, Ltd. *	8,436	182,555
Automatic Data Processing, Inc.	52,621	2,000,124
Broadridge Financial Solutions, Inc.	14,217	235,433
Cognizant Technology Solutions Corp., Class A *	29,322	738,621
DST Systems, Inc. *	3,353	128,420
Fidelity National Information Services, Inc.	4,496	86,593
Fiserv, Inc. *	15,775	668,229
Genpact, Ltd. *	5,864	61,337
Global Payments, Inc.	8,074	290,341
Hewitt Associates, Inc., Class A *	9,886	286,694
Lender Processing Services, Inc.	2,248	65,304

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2009

Metavante Technologies, Inc. *	9,114	233,774
NeuStar, Inc., Class A *	7,337	147,107
Paychex, Inc.	32,846	898,995
SAIC, Inc. *	3,457	60,394
Total System Services, Inc.	16,596	226,535
Unisys Corp. *	19,925	27,696
Western Union Co.	71,174	1,254,798

		9,765,716

Office Electronics 0.0%
Zebra Technologies Corp., Class A *	5,770	125,959

Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc. *	8,463	38,422
Altera Corp.	30,430	517,919
Analog Devices, Inc.	29,448	718,826
Applied Materials, Inc.	137,395	1,547,068
Atmel Corp. *	28,853	111,084
Broadcom Corp., Class A *	52,182	1,329,597
Cree, Inc. *	3,759	114,386
Cypress Semiconductor Corp.	14,006	120,452
Integrated Device Technology, Inc. *	7,824	44,049
Intel Corp.	502,336	7,896,722
International Rectifier Corp. *	1,619	23,427
Intersil Corp., Class A	4,284	52,479
KLA-Tencor Corp.	16,157	436,239
Lam Research Corp. *	11,608	304,013
Linear Technology Corp.	22,520	527,193
LSI Corp. *	49,045	219,231
Marvell Technology Group, Ltd. *	49,235	562,756
MEMC Electronic Materials, Inc. *	23,117	445,927
Microchip Technology, Inc.	18,773	404,934
Micron Technology, Inc. *	10,744	54,365
National Semiconductor Corp.	23,282	323,154
Novellus Systems, Inc. *	3,051	54,704
NVIDIA Corp. *	56,307	587,282
ON Semiconductor Corp. *	41,362	283,330
Rambus, Inc. *	10,600	137,270
Silicon Laboratories, Inc. *	4,695	157,846
Teradyne, Inc. *	10,920	78,078
Texas Instruments, Inc.	134,261	2,604,663
Varian Semiconductor Equipment Associates, Inc. *	7,526	177,012
Xilinx, Inc.	28,346	587,896

		20,460,324

Software 6.8%
Activision Blizzard, Inc. *	60,242	727,723
Adobe Systems, Inc. *	53,981	1,521,185
Ansys, Inc. *	8,595	256,647
Autodesk, Inc. *	22,679	486,691
BMC Software, Inc. *	19,387	661,097
CA, Inc.	18,410	321,255
Citrix Systems, Inc. *	18,629	585,137
Compuware Corp. *	14,687	112,062
Electronic Arts, Inc. *	32,320	743,037
FactSet Research Systems, Inc.	4,334	229,269

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2009

Intuit, Inc. *	32,583	886,909
McAfee, Inc. *	13,790	540,982
Microsoft Corp.	814,869	17,022,613
Novell, Inc. *	16,083	66,905
Nuance Communications, Inc. *	19,896	246,710
Oracle Corp.	395,307	7,744,064
Red Hat, Inc. *	19,350	386,033
Salesforce.com, Inc. *	10,672	405,002
VMware, Inc., Class A *	4,210	130,678

		33,073,999

MATERIALS 3.9%
Chemicals 2.6%
Air Products & Chemicals, Inc.	21,383	1,385,191
Airgas, Inc.	8,404	355,153
Albemarle Corp.	9,284	261,995
Ashland, Inc.	596	15,973
Celanese Corp., Ser. A	12,664	259,739
CF Industries Holdings, Inc.	4,913	381,445
Ecolab, Inc.	17,711	661,506
FMC Corp.	2,939	159,735
Huntsman Corp.	1,779	11,243
International Flavors & Fragrances, Inc.	8,171	260,655
Intrepid Potash, Inc. *	1,874	61,092
Monsanto Co.	55,702	4,575,919
Mosaic Co.	15,761	862,127
Nalco Holding Co.	13,291	230,732
PPG Industries, Inc.	1,832	81,469
Praxair, Inc.	31,782	2,326,442
Scotts Miracle-Gro Co., Class A	3,457	118,575
Sigma-Aldrich Corp.	6,531	316,492
Terra Industries, Inc.	10,367	288,099
Valhi, Inc.	230	2,493

		12,616,075

Construction Materials 0.1%
Eagle Materials, Inc.	3,929	96,653
Martin Marietta Materials, Inc.	4,184	340,871

		437,524

Containers & Packaging 0.1%
AptarGroup, Inc.	1,284	39,817
Ball Corp.	1,489	59,262
Crown Holdings, Inc. *	16,292	382,862
Greif, Inc., Class A	3,383	163,466
Owens-Illinois, Inc. *	4,840	138,569
Packaging Corporation of America	2,455	39,575

		823,551

Metals & Mining 1.1%
AK Steel Holding Corp.	11,370	162,591
Alcoa, Inc.	76,724	707,395
Allegheny Technologies, Inc.	10,262	363,377
Carpenter Technology Corp.	297	6,677
Century Aluminum Co. *	2,648	15,914
Cliffs Natural Resources, Inc.	13,294	362,262

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2009

Newmont Mining Corp.	48,570	2,373,616
Nucor Corp.	6,837	300,213
Schnitzer Steel Industries, Inc., Class A	282	15,380
Southern Copper Corp.	22,327	467,304
Steel Dynamics, Inc.	4,484	66,991
Titanium Metals Corp.	1,599	14,807
United States Steel Corp.	13,776	469,486

		5,326,013

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.2%
Embarq Corp.	7,533	316,536
Frontier Communications Corp.	7,306	53,188
Level 3 Communications, Inc. *	157,524	168,551
Qwest Communications International, Inc.	75,874	330,810
Windstream Corp.	22,609	190,142

		1,059,227

Wireless Telecommunication Services 0.6%
American Tower Corp., Class A *	40,253	1,282,863
Clearwire Corp. *	6,088	27,092
Crown Castle International Corp. *	5,934	143,959
Leap Wireless International, Inc. *	470	17,620
MetroPCS Communications, Inc. *	24,726	423,556
NII Holdings, Inc. *	17,009	348,004
SBA Communications Corp., Class A *	11,834	302,595
Telephone & Data Systems, Inc.	4,486	135,971
U.S. Cellular Corp. *	705	29,279

		2,710,939

UTILITIES 1.9%
Electric Utilities 1.0%
Allegheny Energy, Inc.	17,056	426,400
DPL, Inc.	888	19,323
Entergy Corp.	13,762	1,026,920
Exelon Corp.	33,293	1,598,397
Mirant Corp. *	9,363	146,156
NRG Energy, Inc. *	10,151	228,398
NV Energy, Inc.	6,269	62,690
PPL Corp.	37,864	1,229,444

		4,737,728

Gas Utilities 0.2%
Energen Corp.	1,375	51,177
EQT Corp.	13,283	494,792
Questar Corp.	6,666	225,911

		771,880

Independent Power Producers & Energy Traders 0.3%
AES Corp. *	68,191	681,228
Calpine Corp. *	35,935	486,919
Constellation Energy Group, Inc.	18,498	504,626

		1,672,773

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2009

Multi-Utilities 0.4%
CenterPoint Energy, Inc.	22,347	226,152
Public Service Enterprise Group, Inc.	51,615	1,644,970

		1,871,122

Total Common Stocks (cost $483,882,142)		483,156,306

EXCHANGE TRADED FUND 0.3%
iShares Russell 1000 Growth Index Fund (cost $1,243,307)	37,800	1,536,570

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.1%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills:
0.01%, 06/04/2009 ß ƒ	$25,000	25,000
0.12%, 08/27/2009 ß ƒ	100,000	99,970

		124,970

	Shares	Value

MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund, Class I, 0.35% q ø	168,885	168,885

Total Short-Term Investments (cost $293,846)		293,855

Total Investments (cost $485,419,295) 99.8%		484,986,731
Other Assets and Liabilities 0.2%		847,299

Net Assets 100.0%		$485,834,030

*	Non-income producing security
ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of May 31, 2009:

Information Technology	30.1%
Health Care	13.5%
Consumer Staples	13.0%
Industrials	12.4%
Consumer Discretionary	10.2%
Energy	8.9%
Financials	4.9%
Materials	4.0%
Utilities	1.9%
Telecommunication Services	0.8%
Other	0.3%

100.0%

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2009

Assets
Investments in unaffiliated issuers, at value (cost $485,250,410)	$484,817,846
Investments in affiliated issuers, at value (cost $168,885)	168,885

Total investments	484,986,731
Receivable for securities sold	939,504
Dividends receivable	935,058
Receivable for daily variation margin on open futures contracts	15,600
Receivable from investment advisor	4,368

Total assets	486,881,261

Liabilities
Payable for securities purchased	1,004,578
Due to related parties	4,236
Accrued expenses and other liabilities	38,417

Total liabilities	1,047,231

Net assets	$485,834,030

Net assets represented by
Paid-in capital	$485,305,275
Undistributed net investment income	9,092,094
Accumulated net realized losses on investments	(8,402,168)
Net unrealized losses on investments	(161,171)

Total net assets	$485,834,030

Shares outstanding (unlimited number of shares authorized)
Class I	53,562,630

Net asset value per share
Class I	$9.07

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENT OF OPERATIONS

Year Ended May 31, 2009

Investment income
Dividends (net of foreign withholding taxes of $63)	$8,736,235
Securities lending	590,919
Income from affiliated issuers	8,797
Interest	845

Total investment income	9,336,796

Expenses
Advisory fee	1,638,458
Administrative services fee	512,018
Transfer agent fees	25
Trustees’ fees and expenses	7,939
Printing and postage expenses	10,261
Custodian and accounting fees	125,951
Professional fees	30,546
Interest expense	113
Other	11,410

Total expenses	2,336,721
Less: Expense reductions	(1,478)
Fee waivers and expense reimbursements	(2,209,686)

Net expenses	125,557

Net investment income	9,211,239

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities in unaffiliated issuers	(7,621,240)
Futures contracts	(580,760)
Foreign currency related transactions	(41)

Net realized losses on investments	(8,202,041)

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	(219,942,296)
Futures contracts	240,789

Net change in unrealized gains or losses on investments	(219,701,507)

Net realized and unrealized gains or losses on investments	(227,903,548)

Net decrease in net assets resulting from operations	$(218,692,309)

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2009		2008

Operations
Net investment income		$9,211,239		$10,261,326
Net realized gains or losses on investments		(8,202,041)		45,127,926
Net change in unrealized gains or losses on investments		(219,701,507)		(60,979,242)

Net decrease in net assets resulting from operations		(218,692,309)		(5,589,990)

Distributions to shareholders from
Net investment income		(10,163,716)		(9,948,993)
Net realized gains		(45,053,344)		(9,731,411)

Total distributions to shareholders		(55,217,060)		(19,680,404)

	Shares		Shares

Capital share transactions
Net asset value of shares issued in reinvestment of distributions	6,884,901	55,217,060	1,275,847	19,680,404
Payment for shares redeemed	(1,931,994)	(25,000,000)	(14,190,483)	(210,000,000)

Net increase (decrease) in net assets resulting from capital share transactions		30,217,060		(190,319,596)

Total decrease in net assets		(243,692,309)		(215,589,990)
Net assets
Beginning of period		729,526,339		945,116,329

End of period		$485,834,030		$729,526,339

Undistributed net investment income		$9,092,094		$10,137,303

See Combined Notes to Financial Statements

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Market Index Value Fund

FUND AT A GLANCE

as of May 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002

Average annual return

1-year	-35.28%

5-year	-1.50%

Since portfolio inception	3.32%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Value Fund Class I shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

“Russell 1000 Value Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

All data is as of May 31, 2009, and subject to change.

Market Index Value Fund

PORTFOLIO MANAGER COMMENTARY

The fund’s Class I shares returned -35.28% for the twelve-month period ended May 31, 2009. During the same period, the Russell 1000 Value returned -35.35%.

The fund’s objective is to seek investment results that achieve price and yield performance similar to the Russell 1000 Value Index.

Investment process

The overall domestic stock market produced sharply negative returns during the fiscal year ended May 31, 2009 with value-oriented stocks faring worse than growth-oriented stocks. Some of those losses were tempered by the end of the period, as domestic markets enjoyed a major rebound.

The fund’s objective is to replicate the performance of the Russell 1000 Value Index (before fees and expenses). The portfolio management team uses an investment process designed to control trading and implementation costs and reduce tracking error as much as possible. As a result, the fund’s performance should closely align with that of the index. Periodic rebalancing takes place in order to reflect the frequently changing constituents of the index.

Contributors to performance

Given their collectively small weight in the fund, Information Technology, Telecommunication Services and Materials companies detracted the least from performance and individual stocks in these sectors posted gains. Notable contributors from the Information Technology and Materials sectors include Tellabs, Mosaic and Rohm & Haas, which all added modestly positive returns. The best-performing sector, which nonetheless lost about one-sixth of its value, was Health Care. Despite the overall loss, individual stocks within the sector produced gains. Names such as APP Pharmaceuticals, ImClone Systems and Barr Pharmaceuticals finished the period with respectably positive returns. Despite the gloomy news and market returns, numerous stocks, such as Philadelphia Consolidated Holding and O’Reilly Automotive, still eked out handsome gains over the period.

Detractors from performance

The benchmark is dominated by Financials companies, which comprise almost one-quarter of the index weight and together lost almost one-half of their market value. The Energy and Industrials sectors combined make up another quarter of the benchmark. Given its heavy weight, the Financials sector drove over one-third of the negative performance of the fund, with the most notable drains coming from Citigroup, Bank of America and American International Group, all of which required substantial government bailouts. Further negative performance resulted from losses in the Energy sector, including giants such as Exxon Mobil, ConocoPhillips and Chevron. Industrials companies, especially General Electric, also suffered major declines. Finally, companies that filed for bankruptcy or that were partially nationalized generated the worst returns, losing almost all of their market value. These names include Lehman Brothers, Chemtura Corp., Washington Mutual, Smurfit-Stone Container, General Growth Properties, Fannie Mae and Freddie Mac.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

Market Index Value Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2008	Ending Account Value 05/31/2009	Expenses Paid During Period*

Actual
Class I	$1,000.00	$ 992.60	$0.10
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.83	$0.10

*	Expenses are equal to the Fund’s annualized expense ratio (0.02% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

Market Index Value Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Year Ended May 31,

	2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.99	$15.67	$15.75	$14.83	$13.23

Income from investment operations
Net investment income (loss)	0.31 [1]	0.38	0.39 [1]	0.64	0.35
Net realized and unrealized gains or losses on investments	(4.91)	(2.26)	3.26	1.18	1.69

Total from investment operations	(4.60)	(1.88)	3.65	1.82	2.04

Distributions to shareholders from
Net investment income	(0.35)	(0.30)	(0.38)	(0.34)	(0.28)
Net realized gains	(0.77)	(0.50)	(3.35)	(0.56)	(0.16)

Total distributions to shareholders	(1.12)	(0.80)	(3.73)	(0.90)	(0.44)

Net asset value, end of period	$7.27	$12.99	$15.67	$15.75	$14.83

Total return	(35.28)%	(12.25)%	25.57%	12.53%	15.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$413,715	$656,058	$839,657	$505,681	$818,284
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.02%	0.03%	0.03%	0.03%	0.03%
Expenses excluding waivers/reimbursements and expense reductions	0.45%	0.46%	0.46%	0.46%	0.45%
Net investment income (loss)	3.56%	2.66%	2.56%	2.63%	2.54%
Portfolio turnover rate	31%	27%	17%	27%	16%

1	Net investment income (loss) per share is based on average shares outstanding during the period.

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Value Fund

May 31, 2009

	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 8.9%
Auto Components 0.3%
Autoliv, Inc.	8,124	$225,685
BorgWarner, Inc.	1,408	45,408
Federal-Mogul Corp. *	2,169	21,690
Goodyear Tire & Rubber Co. *	8,200	93,890
Johnson Controls, Inc.	48,049	957,617
TRW Automotive Holdings Corp. *	4,794	42,762

		1,387,052

Automobiles 0.4%
Ford Motor Co. *	297,149	1,708,607
General Motors Corp.	50,187	37,640
Harley-Davidson, Inc.	2,530	42,934
Thor Industries, Inc.	2,388	48,023

		1,837,204

Distributors 0.1%
Genuine Parts Co.	15,642	523,694

Diversified Consumer Services 0.1%
Career Education Corp. *	8,552	171,724
Service Corporation International	24,935	133,403
Weight Watchers International, Inc.	512	11,996

		317,123

Hotels, Restaurants & Leisure 0.5%
Boyd Gaming Corp.	4,769	47,881
Carnival Corp.	33,149	843,311
Choice Hotels International, Inc.	1,904	51,960
International Speedway Corp., Class A	3,096	76,750
Interval Leisure Group, Inc. *	3,065	29,332
McDonald’s Corp.	10,066	593,793
MGM MIRAGE *	1,106	8,251
Orient Express Hotels, Ltd.	879	6,258
Royal Caribbean Cruises, Ltd.	13,167	198,295
Wyndham Worldwide Corp.	16,889	199,121

		2,054,952

Household Durables 0.9%
Black & Decker Corp.	5,837	187,192
Centex Corp.	11,794	99,423
D.R. Horton, Inc.	30,160	277,774
Fortune Brands, Inc.	14,675	513,772
Harman International Industries, Inc.	1,411	26,301
Jarden Corp. *	7,407	131,696
KB Home	7,210	108,150
Leggett & Platt, Inc.	14,991	220,068
Lennar Corp., Class A	13,017	123,792
M.D.C. Holdings, Inc.	3,270	100,422
Mohawk Industries, Inc. *	5,330	203,979
Newell Rubbermaid, Inc.	26,439	304,313
NVR, Inc. *	394	194,991

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2009

Pulte Homes, Inc.	15,551	136,849
Snap-On, Inc.	5,505	171,481
Stanley Works	7,484	267,179
Toll Brothers, Inc. *	12,442	231,172
Whirlpool Corp.	7,173	302,270

		3,600,824

Internet & Catalog Retail 0.2%
Expedia, Inc. *	19,816	343,015
HSN, Inc. *	3,065	34,634
Liberty Media Holding Corp. - Interactive, Ser. A *	56,703	332,280
Ticketmaster Entertainment, Inc. *	3,065	23,846

		733,775

Leisure Equipment & Products 0.2%
Eastman Kodak Co.	25,633	66,902
Hasbro, Inc.	6,837	173,728
Mattel, Inc.	34,557	539,435

		780,065

Media 3.4%
Ascent Media Corp., Ser. A *	1,343	38,840
Cablevision Systems Corp., Class A	21,166	402,789
CBS Corp., Class B	56,312	415,583
Clear Channel Outdoor Holdings, Inc. *	852	2,999
Comcast Corp., Class A	189,557	2,610,200
Discover Communications Inc., Ser. C *	26,853	559,616
E.W. Scripps Co., Class A	2,762	5,386
Gannett Co., Inc.	21,836	104,158
Hearst-Argyle Television, Inc.	2,178	9,757
Interpublic Group of Cos. *	6,489	34,002
Liberty Global, Inc., Class A *	13,760	190,163
McGraw-Hill Cos.	15,401	463,416
Meredith Corp.	3,764	101,477
New York Times Co., Class A	13,728	90,605
News Corp., Class A	132,687	1,297,679
Omnicom Group, Inc.	2,294	69,967
Regal Entertainment Group, Class A	7,620	97,231
Scripps Networks Interactive, Inc., Class A	8,290	229,965
Time Warner Cable, Inc.	16,887	519,951
Time Warner, Inc.	101,249	2,371,252
Viacom, Inc., Class B *	3,258	72,230
Virgin Media, Inc.	28,070	244,209
Walt Disney Co.	160,811	3,894,842
Warner Music Group Corp. *	3,994	27,159
Washington Post Co., Class B	588	211,680

		14,065,156

Multiline Retail 0.6%
Family Dollar Stores, Inc.	12,298	372,261
J.C. Penney Co., Inc.	21,180	552,586
Kohl’s Corp. *	7,020	298,139
Macy’s, Inc.	40,233	469,921
Saks, Inc. *	13,785	52,659
Sears Holdings Corp. *	5,277	299,997

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2009

Target Corp.	5,572	218,980

		2,264,543

Specialty Retail 2.1%
American Eagle Outfitters, Inc.	4,974	73,665
AnnTaylor Stores Corp. *	3,557	26,037
AutoNation, Inc. *	10,978	174,331
Barnes & Noble, Inc.	3,454	85,348
Bed Bath & Beyond, Inc. *	4,376	123,009
Foot Locker, Inc.	14,778	164,184
Gap, Inc.	22,286	397,805
Home Depot, Inc.	161,370	3,737,329
Limited Brands, Inc.	8,897	111,301
Lowe’s Cos.	132,617	2,521,049
O’Reilly Automotive, Inc. *	8,159	294,132
Office Depot, Inc. *	26,077	121,519
OfficeMax, Inc.	7,249	59,804
Penske Automotive Group, Inc.	3,888	47,589
RadioShack Corp.	12,527	168,363
Signet Jewelers, Ltd.	8,143	146,493
Staples, Inc.	10,056	205,645
Williams-Sonoma, Inc.	7,675	99,315

		8,556,918

Textiles, Apparel & Luxury Goods 0.1%
Jones Apparel Group, Inc.	8,268	75,239
Liz Claiborne, Inc.	9,050	40,725
Phillips-Van Heusen Corp.	608	17,918
VF Corp.	8,336	473,651

		607,533

CONSUMER STAPLES 9.2%
Beverages 1.5%
Brown-Forman Corp., Class B	2,593	113,703
Coca-Cola Co.	65,428	3,216,440
Coca-Cola Enterprises, Inc.	30,401	506,481
Constellation Brands, Inc., Class A *	17,661	204,161
Dr. Pepper Snapple Group, Inc. *	24,205	525,975
Molson Coors Brewing Co., Class B	11,031	485,254
Pepsi Bottling Group, Inc.	13,099	430,433
PepsiAmericas, Inc.	5,545	145,834
PepsiCo, Inc.	9,087	472,978

		6,101,259

Food & Staples Retailing 1.5%
BJ’s Wholesale Club, Inc. *	5,223	184,058
CVS Caremark Corp.	62,782	1,870,904
Kroger Co.	35,192	802,378
Rite Aid Corp. *	51,015	59,177
Safeway, Inc.	41,822	847,314
SUPERVALU, Inc.	20,269	336,465
Wal-Mart Stores, Inc.	41,347	2,056,600
Walgreen Co.	7,187	214,101

		6,370,997

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2009

Food Products 2.9%
Archer Daniels Midland Co.	61,484	1,692,040
Bunge, Ltd.	11,605	734,248
Campbell Soup Co.	9,884	273,984
ConAgra Foods, Inc.	43,255	804,110
Corn Products International, Inc.	7,077	186,903
Dean Foods Co. *	3,354	63,055
Del Monte Foods Co.	18,837	154,087
General Mills, Inc.	29,271	1,498,090
H.J. Heinz Co.	13,391	489,843
Hershey Co.	7,280	256,402
Hormel Foods Corp.	6,786	235,746
J.M. Smucker Co.	9,105	366,567
Kellogg Co.	10,241	442,923
Kraft Foods, Inc., Class A	140,352	3,664,591
McCormick & Co., Inc.	6,727	205,308
Sara Lee Corp.	67,441	606,295
Smithfield Foods, Inc. *	11,139	138,458
Tyson Foods, Inc., Class A	24,986	332,813

		12,145,463

Household Products 2.7%
Clorox Co.	9,095	476,942
Kimberly-Clark Corp.	23,533	1,221,127
Procter & Gamble Co.	181,038	9,403,114

		11,101,183

Personal Products 0.1%
Alberto-Culver Co.	7,285	169,304
Mead Johnson Nutrition Co. *	1,343	41,848
NBTY, Inc. *	2,580	63,700

		274,852

Tobacco 0.5%
Altria Group, Inc.	50,393	861,216
Lorillard, Inc.	7,905	540,149
Reynolds American, Inc.	16,355	653,709

		2,055,074

ENERGY 16.4%
Energy Equipment & Services 0.5%
BJ Services Co.	28,060	438,859
ENSCO International, Inc.	923	35,896
Exterran Holdings, Inc. *	5,888	117,230
Global Industries, Ltd. *	3,985	27,895
Helmerich & Payne, Inc.	9,962	348,371
Hercules Offshore, Inc. *	8,485	39,370
Key Energy Services, Inc. *	9,966	64,281
Nabors Industries, Ltd. *	23,090	412,849
Oil States International, Inc. *	1,594	41,651
Patterson-UTI Energy, Inc.	5,633	80,777
Pride International, Inc. *	4,533	109,789
Rowan Companies, Inc.	6,989	142,995
SEACOR Holdings, Inc. *	1,760	134,482
Tidewater, Inc.	4,734	225,670

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2009

Unit Corp. *	1,067	35,755

		2,255,870

Oil, Gas & Consumable Fuels 15.9%
Anadarko Petroleum Corp.	47,665	2,277,434
Apache Corp.	31,852	2,683,850
Cabot Oil & Gas Corp.	5,388	189,280
Chesapeake Energy Corp.	34,775	788,001
Chevron Corp.	197,497	13,167,125
Cimarex Energy Co.	7,911	258,057
ConocoPhillips	147,278	6,751,223
Devon Energy Corp.	42,601	2,694,087
El Paso Corp.	52,710	513,922
Encore Aquisition Co. *	3,806	135,075
EOG Resources, Inc.	5,880	430,357
Exxon Mobil Corp.	387,228	26,854,262
Forest Oil Corp. *	10,645	202,361
Helix Energy Solutions, Inc. *	8,586	96,592
Marathon Oil Corp.	67,598	2,155,024
Mariner Energy, Inc. *	2,263	32,723
Newfield Exploration Co. *	12,580	454,390
Noble Energy, Inc.	15,391	915,457
Overseas Shipholding Group, Inc.	2,034	68,790
Petrohawk Energy Corp. *	1,499	37,775
Pioneer Natural Resources Co.	11,414	320,962
Plains Exploration & Production Co. *	1,009	28,535
Spectra Energy Corp.	60,437	970,014
St. Mary Land & Exploration Co.	3,448	74,684
Sunoco, Inc.	4,530	137,848
Teekay Shipping Corp.	4,032	64,673
Tesoro Corp.	9,324	157,949
Valero Energy Corp.	50,463	1,128,857
XTO Energy, Inc.	47,065	2,012,970

		65,602,277

FINANCIALS 24.0%
Capital Markets 4.0%
Allied Capital Corp.	17,062	51,015
American Capital, Ltd.	20,503	56,383
Ameriprise Financial, Inc.	21,212	640,602
Bank of New York Mellon Corp.	109,216	3,034,021
BlackRock, Inc.	451	71,935
E*TRADE Financial Corp. *	35,825	51,588
Franklin Resources, Inc.	6,887	460,396
Goldman Sachs Group, Inc.	42,931	6,206,535
INVESCO, Ltd.	34,680	542,742
Investment Technology Group, Inc. *	355	7,384
Janus Capital Group, Inc.	1,088	11,032
Jefferies Group, Inc.	12,693	274,550
Legg Mason, Inc.	13,287	256,173
MF Global, Ltd. *	5,012	30,473
Morgan Stanley	94,101	2,853,142
Northern Trust Corp.	2,232	128,675
Raymond James Financial, Inc.	9,124	145,072

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2009

State Street Corp.	34,701	1,611,861

		16,433,579

Commercial Banks 5.6%
Associated Banc-Corp.	12,163	175,999
BancorpSouth, Inc.	7,864	174,895
Bank of Hawaii Corp.	4,577	171,317
BB&T Corp.	61,767	1,384,816
BOK Financial Corp.	2,125	86,190
City National Corp.	4,074	148,986
Comerica, Inc.	14,370	311,542
Commerce Bancshares, Inc.	5,918	186,239
Cullen/Frost Bankers, Inc.	5,613	274,756
Fifth Third Bancorp	47,980	331,062
First Citizens Bancshares, Inc., Class A	577	76,447
First Horizon National Corp.	20,141	244,512
Fulton Financial Corp.	16,614	96,527
Huntington Bancshares, Inc.	41,467	162,551
KeyCorp	47,001	235,005
M&T Bank Corp.	6,820	343,046
Marshall & Ilsley Corp.	24,748	162,842
PNC Financial Services Group, Inc.	40,643	1,851,289
Popular, Inc.	26,833	78,889
Regions Financial Corp.	110,286	462,098
SunTrust Banks, Inc.	33,736	444,303
Synovus Financial Corp.	26,822	87,708
TCF Financial Corp.	12,077	173,426
U.S. Bancorp	181,188	3,478,810
Valley National Bancorp	14,121	171,429
Wells Fargo & Co. °	454,125	11,580,187
Whitney Holding Corp.	6,430	79,732
Wilmington Trust Corp.	6,425	92,584
Zions Bancorp	11,010	150,617

		23,217,804

Consumer Finance 0.5%
American Express Co.	15,475	384,554
AmeriCredit Corp. *	12,547	159,472
Capital One Financial Corp.	43,126	1,053,999
Discover Financial Services	45,767	437,533
SLM Corp. *	5,082	33,592
Student Loan Corp.	376	16,713

		2,085,863

Diversified Financial Services 5.8%
Bank of America Corp.	604,526	6,813,008
CIT Group, Inc.	37,114	142,147
Citigroup, Inc.	519,827	1,933,756
CME Group, Inc., Class A	1,889	607,578
JPMorgan Chase & Co.	353,664	13,050,202
Leucadia National Corp. *	16,954	354,000
Liberty Media Corp. – Capital, Ser. A	9,323	129,496
Moody’s Corp.	18,809	515,178
NASDAQ OMX Group, Inc. *	5,873	123,979

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2009

NYSE Euronext	10,071	302,130

		23,971,474

Insurance 5.1%
Alleghany Corp. *	496	128,960
Allied World Assurance Co. Holdings, Ltd.	4,664	176,066
Allstate Corp.	52,590	1,353,141
American International Group, Inc.	221,818	374,872
American National Insurance Co.	1,502	118,988
AON Corp.	26,513	954,468
Arch Capital Group, Ltd. *	4,391	249,892
Arthur J. Gallagher & Co.	9,532	199,695
Assurant, Inc.	11,289	266,759
Axis Capital Holdings, Ltd.	9,976	238,227
Brown & Brown, Inc.	8,416	162,260
Chubb Corp.	34,898	1,383,706
Cincinnati Financial Corp.	13,912	314,550
CNA Financial Corp.	2,620	38,016
Conseco, Inc. *	17,632	42,493
Endurance Specialty Holdings, Ltd.	4,728	129,878
Erie Indemnity Co., Class A	2,808	97,157
Everest Re Group, Ltd.	5,913	409,357
Fidelity National Financial, Inc.	22,420	312,535
First American Corp.	8,833	201,569
Genworth Financial, Inc., Class A	41,332	244,685
Hartford Financial Services Group, Inc.	30,050	430,917
HCC Insurance Holdings, Inc.	11,009	271,812
Lincoln National Corp.	24,759	469,183
Loews Corp.	29,975	810,824
Markel Corp. *	949	270,465
Marsh & McLennan Cos.	48,847	924,185
MBIA, Inc. *	15,644	100,904
Mercury General Corp.	2,540	84,176
MetLife, Inc.	48,193	1,518,080
Old Republic International Corp.	22,010	225,162
OneBeacon Insurance Group, Ltd.	2,308	25,065
PartnerRe, Ltd.	5,183	338,243
Principal Financial Group, Inc.	29,664	658,541
Progressive Corp. *	64,691	1,043,466
Protective Life Corp.	8,171	100,994
Prudential Financial, Inc.	34,298	1,368,833
Reinsurance Group of America, Inc.	6,559	241,240
RenaissanceRe Holdings, Ltd.	5,847	267,617
StanCorp Financial Group, Inc.	4,675	145,019
The Hanover Insurance Group, Inc.	4,907	168,359
Torchmark Corp.	8,119	326,059
TransAtlantic Holdings, Inc.	1,957	75,755
Travelers Companies, Inc.	57,739	2,347,668
Unitrin, Inc.	3,932	57,093
Universal American Financial Corp.	7,514	160,950
Unum Group	33,071	565,845
W.R. Berkley Corp.	12,336	267,568
Wesco Financial Corp.	128	38,016
White Mountains Insurance Group, Ltd.	708	155,760

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2009

XL Capital, Ltd., Class A	31,587	319,660

		21,174,733

Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc.	3,759	134,948
AMB Property Corp.	13,962	249,222
Annaly Capital Management, Inc.	51,342	715,708
Apartment Investment & Management Co., Class A	7,728	73,030
AvalonBay Communities, Inc.	7,350	451,878
Boston Properties, Inc.	11,429	552,249
Brandywine Realty Trust	8,365	62,319
BRE Properties, Inc.	4,598	114,858
Camden Property Trust	2,336	70,127
CapitalSource, Inc.	20,753	77,824
CBL & Associates Properties, Inc.	6,786	42,277
Developers Diversified Realty Corp.	13,073	64,188
Digital Realty Trust, Inc.	2,316	82,843
Douglas Emmett, Inc.	11,580	107,694
Duke Realty Corp.	21,369	203,219
Equity Residential	25,828	628,654
Essex Property Trust, Inc.	2,005	136,520
Federal Realty Investment Trust	3,963	208,652
HCP, Inc.	22,949	533,105
Health Care REIT, Inc.	9,209	315,408
Hospitality Properties Trust	8,970	125,311
Host Hotels & Resorts, Inc.	57,500	539,350
HRPT Properties Trust	21,526	102,249
iStar Financial, Inc.	9,512	29,487
Kilroy Realty Corp.	2,847	60,613
Kimco Realty Corp.	30,541	357,024
Liberty Property Trust	10,080	234,662
Mack-Cali Realty Corp.	7,470	184,584
Nationwide Health Properties, Inc.	8,869	235,649
Plum Creek Timber Co., Inc.	11,012	381,566
ProLogis	42,260	358,787
Public Storage, Inc.	12,081	804,715
Rayonier, Inc.	6,568	262,720
Regency Centers Corp.	7,641	272,249
SL Green Realty Corp.	5,573	127,622
UDR, Inc.	14,206	156,266
Ventas, Inc.	11,666	354,180
Vornado Realty Trust	14,911	695,747
Weingarten Realty Investors	10,118	160,674

		10,268,178

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A *	13,470	98,331
Jones Lang LaSalle, Inc.	3,294	115,455
St. Joe Co. *	1,413	36,088

		249,874

Thrifts & Mortgage Finance 0.4%
Astoria Financial Corp.	8,036	61,958
Capitol Federal Financial	1,349	56,779
Fannie Mae	101,625	74,186
Freddie Mac	5,125	4,100

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2009

Hudson City Bancorp, Inc.	32,368	415,281
MGIC Investment Corp.	11,942	52,067
New York Community Bancorp, Inc.	32,734	362,038
People’s United Financial, Inc.	33,035	521,953
TFS Financial Corp.	8,109	92,524
Tree.com, Inc. *	549	5,644
Washington Federal, Inc.	8,382	109,972
Webster Financial Corp.	5,012	37,390

		1,793,892

HEALTH CARE 13.0%
Biotechnology 1.2%
Amgen, Inc. *	97,567	4,872,496

Health Care Equipment & Supplies 1.0%
Beckman Coulter, Inc.	1,246	67,533
Boston Scientific Corp. *	133,582	1,255,671
Cooper Cos.	4,296	113,887
Covidien, Ltd.	47,701	1,703,879
Hill-Rom Holdings, Inc.	5,144	83,127
Hologic, Inc. *	12,215	154,764
Hospira, Inc. *	13,004	448,638
Inverness Medical Innovations, Inc. *	3,660	119,060
Zimmer Holdings, Inc. *	6,736	300,089

		4,246,648

Health Care Providers & Services 1.9%
Aetna, Inc.	15,459	413,992
AmerisourceBergen Corp.	12,766	473,619
Brookdale Senior Living, Inc.	3,436	39,823
Cardinal Health, Inc.	8,587	306,985
CIGNA Corp.	23,086	511,817
Community Health Systems, Inc. *	7,121	187,923
Coventry Health Care, Inc. *	11,527	208,062
DaVita, Inc. *	1,679	75,740
Health Management Associates, Inc., Class A *	7,851	45,614
Health Net, Inc. *	9,692	145,186
Henry Schein, Inc. *	621	28,280
Humana, Inc. *	6,980	218,683
Lifepoint Hospitals, Inc. *	5,176	141,046
Lincare Holdings, Inc. *	584	12,720
McKesson Corp.	7,466	307,226
Mednax, Inc. *	653	26,446
Omnicare, Inc.	9,432	254,947
Quest Diagnostics, Inc.	2,704	141,203
Tenet Healthcare Corp. *	19,855	72,074
UnitedHealth Group, Inc.	74,030	1,969,198
Universal Health Services, Inc., Class B	4,507	247,570
WellPoint, Inc. *	42,972	2,001,206

		7,829,360

Health Care Technology 0.1%
HLTH Corp. *	6,896	81,304
IMS Health, Inc.	13,540	163,022

		244,326

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2009

Life Sciences Tools & Services 0.3%
Charles River Laboratories International, Inc. *	3,552	111,639
Life Technologies Corp. *	6,171	239,312
PerkinElmer, Inc.	6,251	101,704
Thermo Fisher Scientific, Inc. *	26,355	1,025,473

		1,478,128

Pharmaceuticals 8.5%
Bristol-Myers Squibb Co.	16,445	327,584
Eli Lilly & Co.	86,361	2,985,500
Endo Pharmaceuticals Holdings, Inc. *	1,068	17,013
Forest Laboratories, Inc. *	26,568	629,396
Johnson & Johnson	198,320	10,939,331
King Pharmaceuticals, Inc. *	23,548	222,764
Merck & Co., Inc.	146,340	4,036,057
Mylan Laboratories, Inc. *	23,721	313,355
Pfizer, Inc.	645,965	9,812,208
Watson Pharmaceuticals, Inc. *	5,046	152,642
Wyeth	127,312	5,711,216

		35,147,066

INDUSTRIALS 8.2%
Aerospace & Defense 1.7%
Alliant Techsystems, Inc. *	1,779	153,510
BE Aerospace, Inc. *	662	9,851
General Dynamics Corp.	38,049	2,164,988
L-3 Communications Holdings, Inc.	2,635	193,699
Northrop Grumman Corp.	23,010	1,095,736
Raytheon Co.	24,336	1,086,603
Spirit AeroSystems Holdings, Inc., Class A *	9,995	137,431
United Technologies Corp.	39,958	2,102,190

		6,944,008

Air Freight & Logistics 0.4%
FedEx Corp.	29,606	1,641,061
UTi Worldwide, Inc.	912	11,956

		1,653,017

Airlines 0.2%
AMR Corp. *	13,228	58,865
Continental Airlines, Inc., Class B *	11,795	109,929
Copa Holdings SA, Class A	761	26,498
Delta Air Lines, Inc. *	55,480	322,339
Southwest Airlines Co.	69,871	470,930

		988,561

Building Products 0.1%
Armstrong World Industries, Inc.	1,926	34,437
Masco Corp.	34,536	357,793
Owens Corning, Inc. *	7,281	101,424
USG Corp. *	2,884	34,608

		528,262

Commercial Services & Supplies 0.6%
Avery Dennison Corp.	10,765	296,683

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2009

Cintas Corp.	12,576	292,895
Corrections Corporation of America *	1,253	19,234
Pitney Bowes, Inc.	1,903	43,541
R.R. Donnelley & Sons Co.	20,271	273,253
Republic Services, Inc.	17,435	397,344
Steelcase, Inc., Class A	5,921	28,598
Waste Management, Inc.	33,546	925,534

		2,277,082

Construction & Engineering 0.1%
AECOM Technology Corp. *	1,092	34,846
KBR, Inc.	2,903	53,473
Quanta Services, Inc. *	4,166	95,026
URS Corp. *	6,609	317,761

		501,106

Electrical Equipment 0.1%
Cooper Industries, Inc.	3,971	130,328
Hubbell, Inc., Class B	3,016	100,162
Thomas & Betts Corp. *	5,090	156,161

		386,651

Industrial Conglomerates 3.4%
Carlisle Cos.	5,191	118,718
General Electric Co.	1,004,695	13,543,288
Teleflex, Inc.	3,781	169,578

		13,831,584

Machinery 1.0%
AGCO Corp. *	2,400	69,264
Crane Co.	4,841	114,151
Danaher Corp.	7,300	440,555
Dover Corp.	2,260	71,054
Eaton Corp.	8,613	374,665
Flowserve Corp.	3,009	221,372
Gardner Denver, Inc. *	5,012	142,040
IDEX Corp.	872	20,361
Illinois Tool Works, Inc.	42,492	1,372,067
Ingersoll-Rand Co., Ltd., Class A	24,682	499,317
ITT Corp.	4,198	172,874
Kennametal, Inc.	5,787	109,258
Lincoln Electric Holdings, Inc.	1,297	52,918
Oshkosh Corp.	2,156	25,592
Pentair, Inc.	9,461	236,809
Terex Corp. *	9,061	121,599
Timken Co.	7,484	126,554
Trinity Industries, Inc.	7,729	117,790

		4,288,240

Marine 0.0%
Alexander & Baldwin, Inc.	3,944	97,614

Professional Services 0.2%
Dun & Bradstreet Corp.	1,556	127,265
Equifax, Inc.	5,775	157,196

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2009

Manpower, Inc.	7,002	297,655

		582,116

Road & Rail 0.4%
Avis Budget Group, Inc. *	9,653	46,334
Con-Way, Inc.	3,640	116,844
Hertz Global Holdings, Inc. *	36,269	248,443
Kansas City Southern *	1,571	25,906
Norfolk Southern Corp.	25,510	948,972
Ryder System, Inc.	3,684	103,815

		1,490,314

Trading Companies & Distributors 0.0%
GATX Corp.	4,125	103,867
United Rentals, Inc. *	5,662	26,895
Wesco International, Inc. *	1,074	28,708

		159,470

INFORMATION TECHNOLOGY 3.3%
Communications Equipment 0.5%
ADC Telecommunications, Inc. *	9,211	64,846
Brocade Communications Systems, Inc. *	30,847	226,417
EchoStar Corp. *	3,714	59,535
JDS Uniphase Corp. *	9,271	49,971
Motorola, Inc.	215,337	1,304,942
Tellabs, Inc. *	37,947	210,606

		1,916,317

Computers & Peripherals 0.6%
Diebold, Inc.	1,030	25,462
EMC Corp. *	59,611	700,429
Lexmark International, Inc., Class A *	7,486	122,321
NCR Corp. *	1,492	16,024
QLogic Corp. *	11,576	158,012
SanDisk Corp. *	17,232	269,853
Seagate Technology, Inc.	23,880	207,995
Sun Microsystems, Inc. *	70,523	634,707
Teradata Corp. *	8,751	189,022

		2,323,825

Electronic Equipment, Instruments & Components 0.5%
Arrow Electronics, Inc. *	10,920	264,155
Avnet, Inc. *	8,070	185,691
AVX Corp.	4,329	40,173
Ingram Micro, Inc., Class A *	16,053	265,195
Jabil Circuit, Inc.	10,346	81,009
Molex, Inc.	9,274	141,707
Tech Data Corp. *	4,098	131,218
Tyco Electronics, Ltd.	45,643	792,819
Vishay Intertechnology, Inc. *	17,793	98,395

		2,000,362

Internet Software & Services 0.0%
IAC/InterActiveCorp.	8,296	134,063

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2009

IT Services 0.4%
Affiliated Computer Services, Inc., Class A *	6,195	278,403
Computer Sciences Corp. *	14,431	612,740
Convergys Corp. *	11,798	109,132
DST Systems, Inc. *	725	27,768
Fidelity National Information Services, Inc.	14,401	277,363
Genpact, Ltd. *	309	3,232
Lender Processing Services, Inc.	7,201	209,189
SAIC, Inc. *	16,105	281,354
Unisys Corp. *	15,273	21,230

		1,820,411

Office Electronics 0.1%
Xerox Corp.	85,852	583,793
Zebra Technologies Corp., Class A *	383	8,361

		592,154

Semiconductors & Semiconductor Equipment 0.6%
Advanced Micro Devices, Inc. *	55,727	253,000
Atmel Corp. *	15,400	59,290
Cree, Inc. *	5,026	152,941
Fairchild Semiconductor International, Inc. *	11,895	83,979
Integrated Device Technology, Inc. *	8,995	50,642
Intel Corp.	74,382	1,169,285
International Rectifier Corp. *	5,401	78,152
Intersil Corp., Class A	7,788	95,403
KLA-Tencor Corp.	1,039	28,053
Lam Research Corp. *	1,014	26,557
LSI Corp. *	14,729	65,839
Micron Technology, Inc. *	70,746	357,975
Novellus Systems, Inc. *	6,665	119,503
Teradyne, Inc. *	6,111	43,694

		2,584,313

Software 0.6%
Amdocs, Ltd. *	10,825	234,253
CA, Inc.	19,766	344,917
Cadence Design Systems, Inc. *	24,621	139,109
Compuware Corp. *	9,720	74,163
McAfee, Inc. *	1,473	57,786
Novell, Inc. *	18,492	76,927
Symantec Corp. *	80,218	1,250,598
Synopsys, Inc. *	13,535	263,662

		2,441,415

MATERIALS 3.7%
Chemicals 1.7%
Ashland, Inc.	6,452	172,914
Cabot Corp.	6,154	98,279
Celanese Corp., Ser. A	1,780	36,508
Cytec Industries, Inc.	4,548	97,691
Dow Chemical Co.	106,236	1,878,253
E.I. DuPont de Nemours & Co.	86,003	2,448,505
Eastman Chemical Co.	7,279	301,642
FMC Corp.	4,380	238,053

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2009

Huntsman Corp.	13,819	87,336
Intrepid Potash, Inc. *	1,352	44,075
Lubrizol Corp.	6,505	290,578
Nalco Holding Co.	985	17,100
PPG Industries, Inc.	13,945	620,134
RPM International, Inc.	12,327	188,850
Scotts Miracle-Gro Co., Class A	875	30,013
Sigma-Aldrich Corp.	5,514	267,208
Valhi, Inc.	348	3,772
Valspar Corp.	9,566	218,583

		7,039,494

Construction Materials 0.1%
Eagle Materials, Inc.	452	11,119
Martin Marietta Materials, Inc.	315	25,663
Vulcan Materials Co.	10,450	462,831

		499,613

Containers & Packaging 0.5%
AptarGroup, Inc.	5,286	163,919
Ball Corp.	7,936	315,853
Bemis Co., Inc.	9,515	238,731
Owens-Illinois, Inc. *	11,367	325,437
Packaging Corporation of America	7,603	122,560
Pactiv Corp. *	12,488	279,731
Sealed Air Corp.	15,291	305,973
Sonoco Products Co.	9,501	231,444
Temple-Inland, Inc.	10,143	129,628

		2,113,276

Metals & Mining 1.0%
Alcoa, Inc.	20,714	190,983
Carpenter Technology Corp.	3,958	88,976
Century Aluminum Co. *	2,531	15,211
Commercial Metals Co.	10,896	184,905
Freeport-McMoRan Copper & Gold, Inc.	39,265	2,137,194
Nucor Corp.	23,763	1,043,433
Reliance Steel & Aluminum Co.	5,987	227,446
Schnitzer Steel Industries, Inc., Class A	1,794	97,845
Steel Dynamics, Inc.	11,289	168,658
Titanium Metals Corp.	6,671	61,774
United States Steel Corp.	725	24,708

		4,241,133

Paper & Forest Products 0.4%
Domtar Corp. *	46,875	53,438
International Paper Co.	40,831	586,741
MeadWestvaco Corp.	16,588	264,910
Weyerhaeuser Co.	20,171	677,342

		1,582,431

TELECOMMUNICATION SERVICES 6.2%
Diversified Telecommunication Services 5.6%
AT&T, Inc.	567,267	14,062,549
CenturyTel, Inc.	9,562	294,988
Embarq Corp.	7,002	294,224

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2009

Frontier Communications Corp.	24,087	175,353
Qwest Communications International, Inc.	72,237	314,953
Verizon Communications, Inc.	272,188	7,964,221
Windstream Corp.	21,439	180,302

		23,286,590

Wireless Telecommunication Services 0.6%
Clearwire Corp. *	686	3,053
Crown Castle International Corp. *	21,385	518,800
Leap Wireless International, Inc. *	4,584	171,854
Sprint Nextel Corp. *	265,146	1,365,502
Telephone & Data Systems, Inc.	5,709	173,040
U.S. Cellular Corp. *	934	38,789

		2,271,038

UTILITIES 6.4%
Electric Utilities 3.7%
American Electric Power Co., Inc.	45,446	1,197,048
CMS Energy Corp.	21,511	243,935
Consolidated Edison, Inc.	26,032	923,095
DPL, Inc.	10,013	217,883
Duke Energy Corp.	120,750	1,708,612
Edison International	31,110	909,656
Entergy Corp.	5,339	398,396
Exelon Corp.	31,319	1,503,625
FirstEnergy Corp.	29,107	1,099,953
FPL Group, Inc.	38,969	2,202,918
Great Plains Energy, Inc.	12,895	194,328
Hawaiian Electric Industries, Inc.	8,610	148,522
Mirant Corp. *	4,954	77,332
Northeast Utilities	16,711	347,422
NRG Energy, Inc. *	15,780	355,050
NV Energy, Inc.	16,441	164,410
Pepco Holdings, Inc.	20,922	271,567
Pinnacle West Capital Corp.	9,609	265,689
Progress Energy, Inc.	26,586	944,069
Southern Co.	73,256	2,081,203

		15,254,713

Gas Utilities 0.4%
AGL Resources, Inc.	7,307	211,318
Atmos Energy Corp.	8,612	206,688
Energen Corp.	5,552	206,645
National Fuel Gas Co.	7,757	260,092
ONEOK, Inc.	9,957	291,740
Questar Corp.	10,275	348,220
Southern Union Co.	10,644	184,993
UGI Corp.	10,209	246,139

		1,955,835

Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group, Inc.	1,616	44,084
Dynegy, Inc., Class A *	47,280	95,033
RRI Energy, Inc. *	33,041	181,065

		320,182

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2009

Multi-Utilities 2.1%
Alliant Energy Corp.	10,545	250,233
Ameren Corp.	20,001	465,223
CenterPoint Energy, Inc.	12,188	123,343
Dominion Resources, Inc.	55,189	1,754,458
DTE Energy Co.	15,578	471,234
Integrys Energy Group, Inc.	7,297	197,676
MDU Resources Group, Inc.	17,461	322,330
NiSource, Inc.	26,182	279,886
NSTAR	10,198	306,654
OGE Energy Corp.	8,782	226,751
PG&E Corp.	34,112	1,252,252
SCANA Corp.	11,140	334,423
Sempra Energy	23,904	1,091,935
TECO Energy, Inc.	20,124	225,791
Vectren Corp.	7,732	175,903
Wisconsin Energy Corp.	11,165	440,571
Xcel Energy, Inc.	43,370	743,795

		8,662,458

Water Utilities 0.1%
American Water Works Co., Inc.	6,035	104,285
Aqua America, Inc.	12,759	210,396

		314,681

Total Common Stocks (cost $570,777,678)		410,731,564

RIGHTS 0.0%
HEALTH CARE 0.0%
Pharmaceuticals 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. * (cost $244)	263	79

EXCHANGE TRADED FUND 0.3%
iShares Russell 1000 Value Index Fund (cost $1,032,404)	26,612	1,278,174

SHORT-TERM INVESTMENTS 0.1%

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills, 0.16%, 08/27/2009 ß ƒ	$200,000	199,940

	Shares	Value

MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund, Class I, 0.35% q ø	440,922	440,922

Total Short-Term Investments (cost $640,845)		640,862

Total Investments (cost $572,451,171) 99.7%		412,650,679
Other Assets and Liabilities 0.3%		1,064,736

Net Assets 100.0%		$413,715,415

*	Non-income producing security

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2009

°

Investment in non-controlled affiliate. At May 31, 2009, the Fund invested in securities issued by Wachovia Corp. and/or Wells Fargo & Co. with a cost basis of $19,145,997 and earned $279,074 of income for the year ended May 31, 2009, which is included in income from affiliated issuers.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

The following table shows the percent of total long-term investments by sector as of May 31, 2009:

Financials	24.0%
Energy	16.5%
Health Care	13.1%
Consumer Staples	9.2%
Consumer Discretionary	8.9%
Industrials	8.2%
Utilities	6.4%
Telecommunication Services	6.2%
Materials	3.8%
Information Technology	3.4%
Other	0.3%

100.0%

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2009

Assets
Investments in unaffiliated issuers, at value (cost $552,864,252)	$400,629,570
Investments in affiliated issuers, at value (cost $19,586,919)	12,021,109

Total investments	412,650,679
Receivable for securities sold	3,368,154
Dividends receivable	1,233,214
Receivable for daily variation margin on open futures contracts	24,700
Receivable from investment advisor	3,866

Total assets	417,280,613

Liabilities
Payable for securities purchased	3,507,160
Due to related parties	3,687
Accrued expenses and other liabilities	54,351

Total liabilities	3,565,198

Net assets	$413,715,415

Net assets represented by
Paid-in capital	$555,887,730
Undistributed net investment income	15,911,362
Accumulated net realized gains on investments	1,251,105
Net unrealized losses on investments	(159,334,782)

Total net assets	$413,715,415

Shares outstanding (unlimited number of shares authorized)
Class I	56,881,356

Net asset value per share
Class I	$7.27

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENT OF OPERATIONS

Year Ended May 31, 2009

Investment income
Dividends (net of foreign withholding taxes of $781)	$15,511,683
Securities lending	660,497
Income from affiliated issuers	289,365
Interest	1,205

Total investment income	16,462,750

Expenses
Advisory fee	1,468,286
Administrative services fee	458,839
Transfer agent fees	218
Trustees’ fees and expenses	6,133
Printing and postage expenses	12,650
Custodian and accounting fees	104,882
Professional fees	42,543
Interest expense	470
Other	13,905

Total expenses	2,107,926
Less: Expense reductions	(1,331)
Fee waivers and expense reimbursements	(1,993,710)

Net expenses	112,885

Net investment income	16,349,865

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities
Unaffiliated issuers	4,066,446
Affiliated issuers	(270,023)
Futures contracts	(881,621)

Net realized gains on investments	2,914,802

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	(242,894,243)
Affiliated issuers	(4,105,279)
Futures contracts	392,412

Net change in unrealized gains or losses on investments	(246,607,110)

Net realized and unrealized gains or losses on investments	(243,692,308)

Net decrease in net assets resulting from operations	$(227,342,443)

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2009		2008

Operations
Net investment income		$16,349,865		$19,888,249
Net realized gains on investments		2,914,802		35,627,773
Net change in unrealized gains or losses on investments		(246,607,110)		(159,115,269)

Net decrease in net assets resulting from operations		(227,342,443)		(103,599,247)

Distributions to shareholders from
Net investment income		(19,240,231)		(16,404,231)
Net realized gains		(38,055,688)		(26,889,734)

Total distributions to shareholders		(57,295,919)		(43,293,965)

	Shares		Shares

Capital share transactions
Net asset value of shares issued in reinvestment of distributions	7,694,736	57,295,919	3,138,747	43,293,965
Payment for shares redeemed	(1,325,088)	(15,000,000)	(6,213,595)	(80,000,000)

Net increase (decrease) in net assets resulting from capital share transactions		42,295,919		(36,706,035)

Total decrease in net assets		(242,342,443)		(183,599,247)
Net assets
Beginning of period		656,057,858		839,657,105

End of period		$413,715,415		$656,057,858

Undistributed net investment income		$15,911,362		$19,213,128

See Combined Notes to Financial Statements

COMBINED NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Market Index Fund (“Market Index Fund”), Evergreen Market Index Growth Fund (“Market Index Growth Fund”) and Evergreen Market Index Value Fund (“Market Index Value Fund”), (collectively, the “Funds”) are each a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund offers Class I shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Futures contracts

Each Fund is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by each Fund and the prices of futures contracts, and the possibility of an illiquid market.

COMBINED NOTES TO FINANCIAL STATEMENTS continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

d. Securities lending

Each Fund may lend its securities to certain qualified brokers in order to earn additional income. The Funds receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Funds also continues to receive interest and dividends on the securities loaned. The Funds receive collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Funds could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. Each Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to each Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to real estate investment trusts. During the year ended May 31, 2009, the following amounts were reclassified:

	Market Index Fund	Market Index Growth Fund	Market Index Value Fund

Undistributed net investment income	$(90,717)	$(92,732)	$(411,400)
Accumulated net realized gains or losses on investments	90,717	92,732	411,400

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Funds and is paid an annual fee starting at 0.32% and declining to 0.25% as the average daily net assets of each Fund increase. For the year ended May 31, 2009, the advisory fee was equivalent to an annual rate of 0.32% of each Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then

COMBINED NOTES TO FINANCIAL STATEMENTS continued

the existing advisory agreement between each Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of each Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between each Fund and EIMC went into effect.

Shareholders approved the new advisory agreement between each Fund and EIMC on February 12, 2009.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2009, EIMC waived its advisory fees and reimbursed other expenses as follows:

	Fees Contractually Waived	Other Expenses Contractually Reimbursed	Other Expenses Voluntarily Reimbursed

Market Index Fund	$811,332	$215,235	$101,417
Market Index Growth Fund	1,638,458	161,614	409,614
Market Index Value Fund	1,468,286	158,368	367,056

Each Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on each Fund’s Statement of Operations.

EIMC also serves as the administrator to each Fund providing each Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended May 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of each Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Funds. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended May 31, 2009:

	Cost of Purchases	Proceeds from Sales

Market Index Fund	$17,354,168	$7,959,343
Market Index Growth Fund	146,461,683	154,264,124
Market Index Value Fund	155,469,028	146,065,642

On June 1, 2008, the Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

COMBINED NOTES TO FINANCIAL STATEMENTS continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2009, the inputs used in valuing Market Index Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$236,504,672	$762,207
Level 2 – Other Significant Observable Inputs	0	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$236,504,672	$762,207

*	Other financial instruments include futures contracts.

As of May 31, 2009, the inputs used in valuing Market Index Growth Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$484,986,731	$271,386
Level 2 – Other Significant Observable Inputs	0	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$484,986,731	$271,386

*	Other financial instruments include futures contracts.

As of May 31, 2009, the inputs used in valuing Market Index Value Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$412,650,679	$465,710
Level 2 – Other Significant Observable Inputs	0	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$412,650,679	$465,710

*	Other financial instruments include futures contracts.

On May 31, 2009, composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes was as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Market Index Fund	$232,047,511	$59,078,263	$54,621,102	$4,457,161
Market Index Growth Fund	486,262,422	84,849,236	86,124,927	(1,275,691)
Market Index Value Fund	576,579,078	38,364,291	202,292,690	(163,928,399)

As of May 31, 2009, Market Index Fund had $4,265,709 in capital loss carryovers for federal income tax purposes expiring in 2017 and Market Index Growth Fund had $5,656,948 in capital loss carryovers for federal income tax purposes expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Funds’ fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2009, Market Index

COMBINED NOTES TO FINANCIAL STATEMENTS continued

Fund, Market Index Growth Fund and Market Index Value Fund each incurred and will elect to defer post-October losses of $670,522, $1,630,707 and $4,199,141, respectively.

5. DERIVATIVE TRANSACTIONS

At May 31, 2009, Market Index Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at May 31, 2009	Unrealized Gain (Loss)

June 2009	64 E-Mini S&P 500 Futures	$2,175,713	$2,937,920	$762,207

At May 31, 2009, Market Index Growth Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at May 31, 2009	Unrealized Gain (Loss)

June 2009	14 E-Mini S&P 500 Futures	$493,845	$642,670	$148,825
June 2009	2 S&P 500 Futures	336,489	459,050	122,561

At May 31, 2009, Market Index Value Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at May 31, 2009	Unrealized Gain (Loss)

June 2009	18 E-Mini S&P 500 Futures	$605,702	$826,290	$220,588
June 2009	4 S&P 500 Futures	672,978	918,100	245,122

On May 31, 2009, the fair value of futures contracts in each Fund which is reflected in net unrealized gains or losses on investments on each Fund’s Statement of Assets and Liabilities was as follows:

Market Index Fund	$762,207
Market Index Growth Fund	271,386
Market Index Value Fund	465,710

The total initial contract amount in the tables above are representative of the volume of derivative activity for the Funds during the year ended May 31, 2009.

The realized losses and change in unrealized gains or losses on futures contracts are reflected in each Fund’s Statement of Operations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, each Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows each Fund to borrow from, or lend money to, other participating funds. During the year ended May 31, 2009, the Funds did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Unrealized Appreciation (Depreciation)	Capital Loss Carryovers and Post- October Losses	Temporary Book/Tax Differences

Market Index Fund	$6,842,956	$0	$4,457,161	$4,936,231	$(15,719)
Market Index Growth Fund	9,109,873	0	(1,275,684)	7,287,655	(17,779)
Market Index Value Fund	15,928,301	10,043,863	(163,928,399)	4,199,141	(16,939)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in each Fund’s Statement of Assets and Liabilities are primarily due to wash sales, futures contracts,

COMBINED NOTES TO FINANCIAL STATEMENTS continued

partnership investments and real estate investment trusts. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended May 31, 2009		Year Ended May 31, 2008

	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain

Market Index Fund	$9,255,958	$35,071,950	$9,112,299	$7,045,386
Market Index Growth Fund	11,153,921	44,063,139	10,560,482	9,119,922
Market Index Value Fund	23,583,410	33,712,509	17,299,127	25,994,838

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Funds’ custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Funds may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Funds and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%.

During the year ended May 31, 2009, Market Index Fund had no borrowings.

During the year ended May 31, 2009, Market Index Growth Fund had average borrowings outstanding of $3,183 at a rate of 3.55% and paid interest of $113.

During the year ended May 31, 2009, Market Index Value Fund had average borrowings outstanding of $13,239 at a rate of 3.55% and paid interest of $470.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV , certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not

COMBINED NOTES TO FINANCIAL STATEMENTS continued

preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Funds.

12. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure wil l be expanded for each major category of assets. Management of the Funds does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders

Evergreen Equity Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, each a series of the Evergreen Equity Trust, as of May 31, 2009 and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2009 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, as of May 31, 2009, the results of their operations, changes in their net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 24, 2009

“ADDITIONAL INFORMATION (Unaudited)”

Federal Tax Distributions

Pursuant to Section 852 of the Internal Revenue Code, each Fund has designated aggregate capital gain distributions as follows for the fiscal year ended May 31, 2009:

Market Index Fund	$35,071,950
Market Index Growth Fund	44,063,139
Market Index Value Fund	33,712,509

For corporate shareholders, the following percentage of ordinary income dividends paid during the fiscal year ended May 31, 2009 qualified for the dividends received deduction.

Market Index Fund	85.83%
Market Index Growth Fund	77.11%
Market Index Value Fund	68.88%

With respect to dividends paid from investment company taxable income during the fiscal year ended May 31, 2009, each Fund designated the following percentage of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2009 year-end tax information will be reported on your 2009 Form 1099-DIV, which shall be provided to you in early 2010.

Market Index Fund	69.43%
Market Index Growth Fund	69.09%
Market Index Value Fund	56.41%

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for each Fund was held to consider the following proposal. The results of the proposal for each Fund are indicated below:

Proposal 1 – To consider and act upon a new Investment Advisory Agreement with Evergreen Investment Management Company, LLC:

Market Index Fund
Net assets voted “For”	$207,347,502
Market Index Growth Fund
Net assets voted “For”	$396,293,919
Market Index Value Fund
Net assets voted “For”	$376,277,635

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

574181 rv4 07/2009

Item 2 - Code of Ethics

(a)	The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.
(b)	During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.
(c)	During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the three series of the Registrant’s annual financial statements for the fiscal years ended May 31, 2009 and May 31, 2008, and fees billed for other services rendered by KPMG LLP.

	2009	2008

Audit fees	$72,400	$68,500
Audit-related fees	$0	$0
Tax fees	$0	$0
Non-audit fees (1)	$720,000	$1,062,374
All other fees	$0	$0
(1)

Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds

Evergreen Global Dividend Opportunity Fund

Evergreen Income Advantage Fund

Evergreen International Balanced Income Fund

Evergreen Multi-Sector Income Fund

Evergreen Utilities and High Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds, as well as non-audit services performed by the independent auditor for the Funds’ investment adviser or any of its control affiliates that relates directly to the Funds’ operations and financial reporting, in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as regarding the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved by the Audit Committee pursuant to detailed pre-approval policies and procedures that describe the types of services for which the independent auditor may be engaged (“general pre-approval”); or may be expressly pre-approved by the Audit Committee (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches expressed in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but on no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval for Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Senior Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix C. Permissible All Other services not listed in Appendix C must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Fee levels or budgeted amounts for all services to be provided by the independent auditor subject to general pre-approval will be established annually by the Audit Committee. Fee levels or budgeted amounts for services to be provided by the independent auditor subject to specific pre-approval will be established at the time of the specific pre-approval. Any proposed fees exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the Audit Committee) of any such services rendered by the independent auditor.

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Director/Assistant Director of Fund Administration will report to the Audit Committee at each of its regular meetings regarding all services provided by the independent auditor that are subject to this policy since the last such report was rendered, including: (1) a general description of the services; (2) actual billed and projected fees; and (3) the means by which such services were pre-approved by the Audit Committee, as well as the date of approval and any related fee level or budgeted amount to which the services are subject.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

On January 1, 2009, Patricia B. Norris replaced Charles A. Austin III as chair of the Audit Committee.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: July 30, 2009

By:	/s/ Jeremy DePalma

Jeremy DePalma Principal Financial Officer

Date: July 30, 2009